Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2021 (Unaudited)

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,262,317
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,671,919
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,988
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,003,470
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	3,411,023
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	115,000	116,750
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	85,000	88,709
TOTAL MUNICIPAL BONDS (COST $8,450,539)				$8,825,176

CORPORATE BONDS - 36.5%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
Hanesbrands, Inc. (a)(b)	4.625%	05/15/24	$500,000	$527,140
VF Corp.	2.400%	04/23/25	536,000	558,537
				1,085,677
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	775,480

AUTOMOTIVE - 0.6%
BMW US Capital, LLC (b)	3.800%	04/06/23	1,000,000	1,048,943
BorgWarner, Inc. (a)	2.650%	07/01/27	601,000	633,430
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	196,921
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,269,430
Toyota Motor Credit Corp., Series B	2.900%	03/30/23	1,735,000	1,801,396
				4,950,120
BANKING - 4.4%
Bank of America Corp.	3.300%	01/11/23	500,000	518,889
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,009,548
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,066,107

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 4.4% (Continued)
Bank of America Corp. (a)	0.981%	09/25/25	$1,500,000	$1,502,070
Bank of America Corp.	2.456%	10/22/25	1,000,000	1,044,530
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,133,962
Bank of Montreal	3.300%	02/05/24	1,000,000	1,063,374
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,069,742
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,274,315
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,922,295
Citigroup, Inc. (a)	2.572%	06/03/30	1,000,000	1,019,304
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,418,605
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	1,002,497
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	497,924
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,762,133
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	2,071,243
Key Bank, N.A. (a)	1.250%	03/10/23	1,750,000	1,773,327
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,299,803
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,846,233
National Bank of Canada (b)	2.150%	10/07/22	1,250,000	1,273,785
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,349,686
Regions Financial Corp.	2.250%	05/18/25	1,000,000	1,039,252
Sumitomo Mitsui Financial Group, Inc. (a)	0.508%	01/12/24	2,000,000	1,993,527
Toronto-Dominion Bank (SOFR + 45) (c)	0.463%	09/28/23	2,000,000	2,011,234
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,772,914
				34,736,299
BEVERAGES - 0.5%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	559,389
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	946,270
PepsiCo, Inc. (a)	2.250%	03/19/25	2,000,000	2,086,829
				3,592,488
BIOTECH & PHARMA - 0.5%
AbbVie, Inc.	2.950%	11/21/26	500,000	535,573
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	821,998
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,248,998
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,236,655
				3,843,224

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CABLE & SATELLITE - 0.2%
Comcast Corp. (a)	3.300%	04/01/27	$500,000	$547,497
Comcast Corp. (a)(b)	2.937%	11/01/56	672,000	634,762
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	547,171
				1,729,430

CHEMICALS - 1.0%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,279,983
DowDuPont, Inc. (a)	4.493%	11/15/25	1,500,000	1,686,623
Ecolab, Inc.	4.800%	03/24/30	140,000	170,059
Ecolab, Inc. (a)	2.750%	08/18/55	1,470,000	1,412,437
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	309,609
Nutrien Ltd.	1.900%	05/13/23	800,000	817,213
Nutrien Ltd.	5.875%	12/01/36	840,000	1,133,380
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,386,969
				8,196,273

CONSTRUCTION MATERIALS - 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,337,987
Owens Corning	4.200%	12/01/24	1,000,000	1,090,459
Owens Corning (a)	3.950%	08/15/29	300,000	334,717
				2,763,163

CONSUMER SERVICES - 2.8%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	1,031,955
California Endowment	2.498%	04/01/51	3,500,000	3,369,340
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	567,453
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,975,408
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,410,625
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,720,440
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,779,604
President & Fellows of Harvard College	3.150%	07/15/46	3,961,000	4,391,640
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,288,341
Yale University	2.402%	04/15/50	2,415,000	2,326,166
				21,860,972

CONTAINERS & PACKAGING - 0.4%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,833,349
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,350,639
				3,183,988

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	3.900%	09/01/42	$1,000,000	$1,163,785

ELECTRIC UTILITIES - 5.1%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,918,628
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,958,264	1,939,797
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	1,094,240
DTE Electric Co.	4.050%	05/15/48	1,750,000	2,080,897
Duke Energy, LLC	3.450%	03/15/29	1,750,000	1,934,684
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,358,828
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,309,765
Florida Power & Light Co. (a)	3.700%	12/01/47	1,300,000	1,500,643
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,071,882
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,378,468
Liberty Utilities Financial Services (b)	2.050%	09/15/30	355,000	343,476
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	2,045,307
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	264,477	275,075
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,622,996
National Rural Utilities	1.350%	03/15/31	1,000,000	928,310
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	401,352
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,456,747
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,255,601
NSTAR Electric Co.	3.950%	04/01/30	600,000	685,156
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,711,017
Pacificorp	8.080%	10/14/22	500,000	534,995
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,454,004
Public Service Co.	3.700%	06/15/28	1,750,000	1,947,924
Puget Energy, Inc.	5.625%	07/15/22	750,000	769,960
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	1,201,230
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	482,072
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	1,029,379
Solar Star Funding, LLC (b)	3.950%	06/30/35	276,037	291,556
Solar Star Funding, LLC (b)	5.375%	06/30/35	427,439	492,239
Southern California Edison	4.050%	03/15/42	1,165,000	1,250,098
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	372,123	397,234
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	240,617	259,394
Topaz Solar Farms, LLC (a)(b)	5.750%	09/30/39	577,569	691,944

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 5.1% (Continued)
Union Electric Co. (a)	2.625%	03/15/51	$2,000,000	$1,895,228
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,357,989
				40,368,115
ELECTRICAL EQUIPMENT - 0.3%
Johnson Controls International plc (a)	1.750%	09/15/30	1,000,000	970,625
Legrand S.A.	8.500%	02/15/25	1,000,000	1,242,214
Roper Technologies, Inc.	2.000%	06/30/30	440,000	430,799
				2,643,638
FOOD - 1.5%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,635,208
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,976,036
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,647,576
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,213,005
Ingredion, Inc. (a)	2.900%	06/01/30	1,000,000	1,045,132
Kellogg Co.	2.650%	12/01/23	1,250,000	1,306,656
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,692,194
				11,515,807

FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	912,008
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	824,070
				1,736,078
GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,573,355
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,444,032
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	304,272
				3,321,659
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital (a)	3.150%	05/01/27	1,500,000	1,629,290

HOME & OFFICE PRODUCTS - 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,150,430

HOME CONSTRUCTION - 0.2%
NVR, Inc.	3.950%	09/15/22	500,000	512,144
NVR, Inc.	3.000%	05/15/30	1,000,000	1,046,488
				1,558,632

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 1.7%
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	$650,000	$695,674
Bank of New York Mellon Corp. (The), Perpetual Bond	3.554%	12/29/49	1,000,000	1,005,080
Brookfield Finance, Inc. (a)	4.250%	06/02/26	1,570,000	1,755,720
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,601,747
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	1,130,121
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,669,811
Morgan Stanley (a)	3.125%	07/27/26	2,000,000	2,152,564
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,288,866
National Securities Clearing Corp. (b)	1.500%	04/23/25	1,000,000	1,015,394
State Street Corp.	7.350%	06/15/26	1,000,000	1,263,209
				13,578,186
INSURANCE - 3.9%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,226,623
Athene Global Funding (b)	2.800%	05/26/23	1,500,000	1,556,295
First American Financial Corp. (a)	2.400%	08/15/31	1,500,000	1,461,606
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	1,079,835
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,351,833
Kemper Corp.	4.350%	02/15/25	1,250,000	1,357,354
Marsh & McLennan Cos., Inc. (a)	3.750%	03/14/26	1,000,000	1,099,899
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	1,500,000	1,570,902
Met Life Global Funding I (b)	1.950%	01/13/23	500,000	510,175
Met Life Global Funding I (a)(b)	3.600%	01/11/24	1,750,000	1,867,465
New York Life Global Funding (a)(b)	2.900%	01/17/24	3,000,000	3,161,684
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,039,580
Pacific Life Global Funding II (b)	1.200%	06/24/25	415,000	415,970
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,398,599
Prudential Financial, Inc. (a)	1.500%	03/10/26	644,000	653,597
Prudential Financial, Inc.	5.875%	09/15/42	750,000	780,098
Prudential plc (a)	3.125%	04/14/30	750,000	808,090
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,341,858
RLI Corp.	4.875%	09/15/23	1,000,000	1,069,314

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.9% (Continued)
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	$1,200,000	$1,340,142
Security Benefit Global, Series MTN (a)(b)	1.250%	05/17/24	1,500,000	1,510,048
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,294,784
Teachers Insurance & Annuity Association (3MO LIBOR + 266.10) (b)(c)	4.375%	09/15/54	2,678,000	2,812,283
				30,708,034
INTERNET MEDIA & SERVICES - 0.1%
Alphabet, Inc.	0.450%	08/15/25	890,000	879,051

LEISURE FACILITIES & SERVICES - 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,037,822
Marriott International, Inc. (a)	3.600%	04/15/24	727,000	774,599
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	1,104,794
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,050,770
				3,967,985
MACHINERY - 0.5%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	811,822
John Deere Capital Corp.	1.750%	03/09/27	250,000	255,762
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,356,967
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,785,812
				4,210,363
MEDICAL EQUIPMENT & DEVICES - 0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,318,324
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,276,358
				2,594,682
PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	1,048,741

PIPELINES - 0.2%
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	1,135,639

REITS - 2.5%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	671,485
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,439,452
Camden Property Trust	2.800%	05/15/30	500,000	527,707
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,580,360

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 2.5% (Continued)
ERP Operating, L.P.	4.150%	12/01/28	$1,250,000	$1,425,154
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,515,806
Federal Realty Investment Trust	1.250%	02/15/26	515,000	510,581
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,723,037
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,799,103
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,517,956
Mid-America Apartment Communities, Inc. (a)	3.950%	03/15/29	1,750,000	1,969,710
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,065,775
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,686,488
Sun Communities Operating Ltd. (a)	2.700%	07/15/31	500,000	505,241
UDR, Inc.	1.900%	03/15/33	1,000,000	928,711
Vornado Realty, L.P.	3.500%	01/15/25	567,000	602,705
				19,469,271
RETAIL - CONSUMER STAPLES - 0.4%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,268,653
Target Corp.	2.250%	04/15/25	1,000,000	1,043,134
Walmart, Inc. (a)	1.800%	09/22/31	500,000	495,705
				2,807,492
RETAIL - DISCRETIONARY - 0.4%
ERAC USA Finance, LLC (b)	2.700%	11/01/23	1,250,000	1,298,908
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,222,326
Lowe's Cos., Inc. (a)	3.000%	10/15/50	500,000	487,564
				3,008,798
SEMICONDUCTORS - 0.6%
Intel Corp. (a)	3.400%	03/25/25	300,000	324,205
Intel Corp.	3.734%	12/08/47	1,361,000	1,518,303
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	517,128
NVIDIA Corp. (a)	2.850%	04/01/30	500,000	535,799
Skyworks Solutions, Inc.	0.900%	06/01/23	500,000	500,977
Texas Instruments, Inc.	1.375%	03/12/25	1,000,000	1,017,636
				4,414,048
SOFTWARE - 0.5%
Microsoft Corp. (a)	2.525%	06/01/50	4,000,000	3,849,027

SPECIALTY FINANCE - 1.2%
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,067,402

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SPECIALTY FINANCE - 1.2% (Continued)
BlueHub Loan Fund, Inc.	3.099%	01/01/30	$1,030,000	$1,066,425
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,802,745
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	758,621
Fidelity National Financial, Inc. (a)	3.400%	06/15/30	500,000	536,956
GATX Corp.	4.350%	02/15/24	300,000	323,511
Low Income Investment Fund	3.386%	07/01/26	115,000	121,188
USAA Capital Corp. (b)	1.500%	05/01/23	1,000,000	1,017,560
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	3,021,896
				9,716,304
STEEL - 0.3%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,051,780
Nucor Corp.	2.000%	06/01/25	460,000	473,534
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,160,226
				2,685,540
TECHNOLOGY HARDWARE - 0.6%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,289,183
Apple, Inc.	3.000%	06/20/27	1,000,000	1,094,744
Apple, Inc.	2.650%	05/11/50	1,000,000	961,407
Apple, Inc. (a)	2.650%	02/08/51	1,000,000	956,612
Xerox Corp.	4.070%	03/17/22	750,000	758,438
				5,060,384
TECHNOLOGY SERVICES - 1.0%
Experian Financial plc (a)(b)	2.750%	03/08/30	635,000	658,254
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,114,508
IBM Corp.	3.300%	05/15/26	1,000,000	1,089,940
Mastercard, Inc.	3.300%	03/26/27	197,000	216,568
Moody's Corp.	3.250%	05/20/50	500,000	512,064
RELX Capital, Inc.	3.500%	03/16/23	1,500,000	1,562,936
S&P Global, Inc.	4.000%	06/15/25	1,163,000	1,279,126
Visa, Inc. (a)	0.750%	08/15/27	1,770,000	1,723,082
				8,156,478
TELECOMMUNICATIONS - 0.8%
AT&T, Inc.	5.250%	03/01/37	500,000	620,303
AT&T, Inc. (a)	4.750%	05/15/46	1,500,000	1,794,220
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	1,121,580
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	946,364

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TELECOMMUNICATIONS - 0.8% (Continued)
Verizon Communications, Inc.	2.987%	10/30/56	$1,799,000	$1,661,134
				6,143,601
TRANSPORTATION & LOGISTICS - 1.3%
British Airways, Series 2013-1 (b)	4.625%	12/20/25	420,704	443,944
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	1,000,000	1,401,658
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,728,244
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	530,299
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,272,893
Norfolk Southern Corp. (a)	3.050%	05/15/50	1,500,000	1,495,152
Penske Truck Leasing Co. (b)	3.450%	07/01/24	1,250,000	1,331,672
TTX Co. (b)	4.600%	02/01/49	280,000	361,169
United Parcel Services, Inc. (a)	3.900%	04/01/25	1,500,000	1,642,518
				10,207,549
WHOLESALE - CONSUMER STAPLES - 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	399,111
Sysco Corp. (a)	2.400%	02/15/30	1,750,000	1,776,260
				2,175,371

TOTAL CORPORATE BONDS (COST $270,903,435)				$287,621,092

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$980,000	$980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,650,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	950,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	400,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,397,200
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	650,000
TOTAL CORPORATE NOTES (COST $7,560,000)				$7,557,200

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.0%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 1.6%
BNG Bank N.V. (b)	3.125%	11/08/21	$1,500,000	$1,504,255
BNG Bank N.V. (a)(b)	1.500%	10/16/24	1,500,000	1,538,681
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,968,100
KFW	2.000%	11/30/21	1,000,000	1,002,990
KFW	2.000%	09/29/22	1,500,000	1,527,343
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	1,046,490
Kommunivest I Sverige AB, Series MTN (b)	0.375%	06/19/24	500,000	497,744
Nederlandse Waterschapsbank N.V. (b)	2.125%	11/15/21	1,500,000	1,503,420
Nederlandse Waterschapsbank N.V. (b)	3.125%	12/05/22	1,500,000	1,550,592
				12,139,615
SUPRANATIONAL - 7.4%
African Development Bank	3.000%	12/06/21	1,463,000	1,470,271
African Development Bank	0.750%	04/03/23	3,000,000	3,022,175
Asian Development Bank	1.875%	08/10/22	3,036,000	3,081,115
Asian Development Bank	2.125%	03/19/25	1,000,000	1,049,080
Asian Development Bank	3.125%	09/26/28	1,000,000	1,121,188
Central American Bank for Economic Development (b)	1.140%	02/09/26	1,200,000	1,191,480
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,288,137
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	205,454
European Investment Bank	2.500%	10/15/24	1,000,000	1,057,580
European Investment Bank (b)	2.875%	06/13/25	1,000,000	1,077,527
European Investment Bank	2.125%	04/13/26	1,000,000	1,052,610
European Investment Bank	2.375%	05/24/27	4,000,000	4,269,189
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,055,611
Inter-American Development Bank	0.875%	04/03/25	3,000,000	3,016,015
Inter-American Development Bank	4.375%	01/24/44	3,000,000	4,099,620
International Bank for Reconstruction & Development	0.250%	11/24/23	7,000,000	6,984,377
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	524,309
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	996,638

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 7.4% (Continued)
International Bank for Reconstruction & Development	3.125%	11/20/25	$1,000,000	$1,094,732
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,979,586
International Development Association (b)	2.750%	04/24/23	5,000,000	5,190,886
International Development Association (b)	0.375%	09/23/25	2,000,000	1,964,395
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,986,415
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,038,289
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,509,875
International Finance Corp.	2.125%	04/07/26	3,000,000	3,155,209
				58,481,763

TOTAL FOREIGN GOVERNMENTS (COST $68,811,593)				$70,621,378

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3	3.391%	05/17/45	$716,501	$722,214
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/17/45	993,930	1,013,003
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,742,278)				$1,735,217

ASSET BACKED SECURITIES - 2.6%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$298,749	$329,762
Cards II Trust (b)	0.602%	04/15/27	2,250,000	2,249,871
Iowa Student Loan Liquidity Corp. Rev.	1.754%	08/25/70	1,452,818	1,455,045
Mastercard Credit Card Trust (b)	1.990%	09/21/24	4,000,000	4,098,776
SBA Tower Trust (b)	3.448%	03/15/48	1,250,000	1,265,780
SBA Tower Trust (b)	2.836%	01/15/50	282,000	292,008
SolarCity LMC, Series I, LLC (b)	4.800%	12/20/26	379,236	395,834

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 2.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SolarCity LMC, Series IV, LLC (b)	4.180%	08/21/45	$184,814	$187,164
Tesla Auto Lease	0.600%	09/22/25	1,200,000	1,197,641
Textainer Marine Containers VII (b)	1.680%	02/20/46	1,430,000	1,411,673
TIF Funding II, LLC (b)	1.650%	02/20/46	474,167	463,853
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	3,000,000	2,995,167
Triton Container Finance, LLC (b)	1.860%	03/20/46	1,675,625	1,660,353
Triumph Rail, LLC (b)	2.150%	06/19/51	2,042,062	2,062,298
Wendy's Funding, LLC (b)	3.783%	06/15/49	699,375	729,602
TOTAL ASSET BACKED SECURITIES (COST $20,767,416)				$20,794,827

U.S. GOVERNMENT AGENCIES - 46.1%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 1.1%
DFC	0.000%	06/21/23	$1,000,000	$1,086,660
DFC (c)	0.130%	09/15/26	833,333	833,333
DFC	1.650%	04/15/28	3,500,000	3,565,986
DFC	3.280%	09/15/29	893,629	976,629
DFC	3.540%	06/15/30	514,717	569,168
DFC	3.520%	09/20/32	785,714	879,703
DFC	3.820%	06/01/33	834,149	961,423
				8,872,902
FEDERAL HOME LOAN BANK - 5.0%
FHLB	3.250%	11/16/28	12,500,000	14,097,148
FHLB	5.500%	07/15/36	17,120,000	24,972,863
				39,070,011
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.1%
FHLMC	5.000%	12/01/21	1,421	1,480
FHLMC	4.000%	11/01/24	81,713	86,571
FHLMC	0.375%	09/23/25	6,000,000	5,902,363
FHLMC	4.000%	10/01/25	45,165	47,879
FHLMC	2.875%	04/25/26	3,000,000	3,220,310
FHLMC	6.000%	04/01/27	59,057	66,244
FHLMC	2.500%	10/01/27	323,034	338,160
FHLMC	2.738%	04/25/29	2,361,312	2,524,168
FHLMC	2.412%	08/25/29	3,670,000	3,886,312
FHLMC	7.000%	02/01/30	15,786	15,845

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.1% (Continued)
FHLMC	7.500%	07/01/30	$75,271	$85,441
FHLMC	1.487%	11/25/30	2,500,000	2,469,865
FHLMC	1.878%	01/25/31	1,500,000	1,533,583
FHLMC	2.000%	01/25/31	3,000,000	3,084,660
FHLMC	7.000%	03/01/31	31,053	35,700
FHLMC	6.250%	07/15/32	1,550,000	2,246,383
FHLMC	3.000%	11/01/32	464,507	495,996
FHLMC	3.000%	11/01/32	605,622	646,046
FHLMC	5.500%	11/01/33	33,293	38,485
FHLMC (H15T1Y + 223.10) (c)	2.731%	05/01/34	32,941	34,564
FHLMC (H15T1Y + 223.10) (c)	2.731%	05/01/34	13,765	13,811
FHLMC	1.783%	06/25/34	2,084,061	2,070,164
FHLMC	5.000%	07/01/35	63,887	72,937
FHLMC	4.500%	10/01/35	95,102	105,886
FHLMC	2.438%	02/25/36	4,000,000	4,139,773
FHLMC	5.500%	03/01/36	27,224	31,652
FHLMC	5.500%	06/01/36	37,973	44,136
FHLMC	6.000%	06/01/36	30,975	35,441
FHLMC	5.500%	12/01/36	30,922	35,991
FHLMC	6.000%	08/01/37	18,210	21,525
FHLMC	5.000%	03/01/38	159,215	181,862
FHLMC	4.500%	06/01/39	168,513	188,311
FHLMC	5.000%	06/01/39	234,545	267,328
FHLMC	4.500%	07/01/39	157,846	177,027
FHLMC	4.500%	11/01/39	143,465	160,335
FHLMC	4.500%	09/01/40	222,277	248,403
FHLMC	4.500%	05/01/41	427,473	477,753
FHLMC	4.500%	07/01/41	487,787	544,728
FHLMC	5.000%	09/01/41	209,887	238,466
FHLMC	3.500%	10/01/41	259,026	281,243
FHLMC	4.000%	10/01/41	257,717	284,191
FHLMC	3.500%	02/01/42	394,607	427,342
FHLMC	4.000%	02/01/42	116,760	128,758
FHLMC	3.500%	06/01/42	458,054	496,178

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.1% (Continued)
FHLMC	3.500%	06/01/42	$489,405	$530,308
FHLMC	3.500%	08/01/42	555,324	603,253
FHLMC	3.000%	11/01/42	1,036,290	1,106,756
FHLMC	3.000%	01/01/43	568,060	606,630
FHLMC	3.000%	05/01/43	816,498	871,736
FHLMC	3.500%	10/01/44	490,924	528,826
FHLMC	3.500%	11/01/44	437,460	471,158
FHLMC	3.500%	04/01/45	555,312	597,293
FHLMC	3.000%	05/01/46	963,870	1,019,043
FHLMC	3.000%	12/01/46	2,190,133	2,336,797
FHLMC	3.500%	03/01/48	2,515,979	2,746,531
FHLMC	3.500%	03/01/49	793,601	838,909
FHLMC	3.500%	07/01/49	1,332,078	1,407,810
FHLMC	3.000%	09/01/49	1,397,200	1,461,267
FHLMC	3.000%	07/01/50	3,443,495	3,600,849
FHLMC	2.000%	08/01/50	3,918,052	3,931,539
FHLMC	2.000%	01/01/51	9,335,809	9,367,944
FHLMC	2.500%	04/01/51	9,516,825	9,824,910
				79,284,855
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.5%
FNMA	5.500%	06/01/22	1,145	1,153
FNMA	2.890%	07/01/22	2,224,689	2,252,044
FNMA	2.000%	10/05/22	3,500,000	3,567,539
FNMA	2.190%	01/01/23	1,851,078	1,878,117
FNMA	2.670%	12/01/23	2,287,065	2,368,941
FNMA (c)	2.639%	07/25/24	2,820,350	2,942,411
FNMA	2.625%	09/06/24	5,750,000	6,109,434
FNMA	2.890%	12/01/24	4,000,000	4,121,007
FNMA	3.080%	12/01/24	2,188,088	2,333,638
FNMA	2.710%	01/01/25	4,500,000	4,639,320
FNMA	5.000%	04/01/25	33,090	36,454
FNMA	0.500%	06/17/25	10,000,000	9,939,467
FNMA	5.000%	07/01/25	26,144	28,697
FNMA	3.500%	10/01/25	45,460	48,506

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.5% (Continued)
FNMA	5.000%	10/01/25	$36,711	$40,302
FNMA	5.500%	11/01/25	10	11
FNMA	0.500%	11/07/25	12,000,000	11,844,582
FNMA	4.000%	03/01/26	198,878	211,295
FNMA	2.910%	04/01/26	3,000,000	3,178,400
FNMA	2.125%	04/24/26	2,000,000	2,106,016
FNMA	2.254%	07/25/26	449,906	463,435
FNMA	8.500%	09/01/26	6,019	6,067
FNMA	2.500%	09/01/27	393,427	411,790
FNMA	0.750%	10/08/27	10,000,000	9,734,265
FNMA	2.500%	11/01/27	598,868	626,831
FNMA	2.500%	01/01/28	402,255	421,040
FNMA (c)	2.899%	01/25/28	3,349,297	3,508,182
FNMA (c)	3.430%	06/25/28	2,000,000	2,222,453
FNMA	2.522%	08/27/29	6,000,000	6,402,136
FNMA	0.875%	08/05/30	40,000,000	37,654,160
FNMA	6.625%	11/15/30	12,750,000	18,203,483
FNMA (c)	1.561%	11/25/30	3,000,000	2,967,582
FNMA (c)	1.429%	12/25/30	5,000,000	4,897,325
FNMA	1.250%	01/25/31	3,000,000	2,891,742
FNMA	1.376%	03/25/31	1,000,000	976,706
FNMA	2.000%	01/01/32	1,570,300	1,623,389
FNMA	3.000%	12/01/32	675,661	715,835
FNMA	6.000%	10/01/33	26,085	30,647
FNMA	5.500%	02/01/34	27,361	31,563
FNMA (H15T1Y + 211.70) (c)	2.242%	05/01/34	27,886	28,049
FNMA	6.000%	11/01/34	70,715	82,990
FNMA	5.500%	01/01/35	36,802	42,598
FNMA	2.500%	02/01/35	1,680,021	1,752,741
FNMA	5.000%	10/01/35	56,990	64,975
FNMA	5.500%	10/01/35	76,138	88,495
FNMA	6.000%	10/01/35	40,247	47,166
FNMA	5.500%	06/01/36	23,753	27,583
FNMA	6.000%	06/01/36	17,512	20,667
FNMA	5.500%	11/01/36	25,048	28,789

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.5% (Continued)
FNMA (12MO LIBOR + 156.50) (c)	1.940%	05/01/37	$25,725	$25,657
FNMA	5.625%	07/15/37	2,750,000	4,102,410
FNMA	4.500%	09/01/40	135,270	151,100
FNMA	4.500%	10/01/40	135,183	150,090
FNMA	4.000%	12/01/40	356,750	393,343
FNMA	4.000%	01/01/41	244,092	269,123
FNMA	3.500%	02/01/41	350,698	380,530
FNMA	4.000%	10/01/41	200,380	220,901
FNMA	4.000%	11/01/41	211,414	233,055
FNMA	4.000%	12/01/41	260,708	286,959
FNMA	4.000%	12/01/41	462,740	509,224
FNMA	4.000%	01/01/42	762,871	851,937
FNMA	3.500%	05/01/42	406,090	439,762
FNMA	3.000%	06/01/42	736,054	785,835
FNMA	3.000%	08/01/42	556,695	591,372
FNMA	3.000%	08/01/42	579,834	615,901
FNMA	3.500%	12/01/42	810,294	884,650
FNMA	3.000%	06/01/43	673,982	719,228
FNMA	4.000%	12/01/44	978,607	1,088,652
FNMA	3.500%	05/01/45	1,111,258	1,211,910
FNMA	3.000%	04/01/46	871,437	919,632
FNMA	3.500%	11/01/46	1,474,582	1,585,994
FNMA	4.000%	10/01/48	851,088	911,849
FNMA	4.000%	11/01/48	1,803,993	2,008,492
FNMA	3.500%	05/01/49	698,562	738,795
FNMA	4.000%	06/01/49	1,110,462	1,188,623
FNMA	3.500%	08/01/49	2,760,062	2,919,051
FNMA	3.000%	09/01/49	1,365,460	1,428,729
FNMA	3.000%	06/01/50	2,762,962	2,893,799
FNMA	2.500%	07/01/50	3,977,176	4,104,280
FNMA	2.500%	08/01/50	2,789,742	2,878,898
FNMA	3.000%	08/01/50	4,875,725	5,119,819
FNMA	2.000%	11/01/50	6,326,975	6,348,753
FNMA	2.000%	01/01/51	11,226,731	11,265,375
FNMA	2.000%	02/01/51	6,610,601	6,633,356

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 46.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.5% (Continued)
FNMA	2.500%	04/01/51	$12,967,365	$13,381,781
				231,858,883
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (e)
GNMA	7.000%	12/20/30	10,957	12,618
GNMA	7.000%	10/20/31	8,180	9,598
GNMA	7.000%	03/20/32	34,091	40,190
GNMA (H15T1Y + 150) (c)	2.000%	01/20/34	25,405	26,444
GNMA	5.500%	10/20/38	5,337	5,850
GNMA	6.500%	11/20/38	5,104	5,800
				100,500
SMALL BUSINESS ADMINISTRATION - 0.0% (e)
SBA (Prime - 2.65) (c)	0.600%	02/25/32	112,739	113,860

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.4%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,551,591
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,508,544
				3,060,135

TOTAL U.S. GOVERNMENT AGENCIES (COST $353,337,921)				$362,361,146

MONEY MARKET FUNDS - 2.7%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (f) (COST $21,059,217)	21,059,217	$21,059,217

COLLATERAL FOR SECURITIES LOANED - 4.4%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (f)(g) (COST $34,896,490)	34,896,490	$34,896,490

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.5%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,674,408

TOTAL INVESTMENTS - (COST $791,728,125) - 104.1%		$819,146,151

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)		(32,391,913)

NET ASSETS - 100.0%		$786,754,238

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2021 was $34,174,866.
(b)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2021, these securities were valued at $90,582,485 or 11.5% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$980,000	$980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,650,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	950,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	400,000	400,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,397,200	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	650,000	0.1%
		$7,560,000	$7,557,200	1.0%

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of September 30, 2021.
(g)	The security was purchased with cash collateral held from securities on loan.

GMTN - Global Medium-Term Note

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year

LIBOR - London Interbank Offered Rate

plc - Public Liability Company

SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2021 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Fair Value
AUSTRALIA - 3.8%
Australia & New Zealand Banking Group Ltd.	40,646	$815,934
Brambles Ltd.	40,548	311,662
Coles Group Ltd.	14,425	175,147
Commonwealth Bank of Australia	18,009	1,335,896
CSL Ltd. - ADR	7,282	762,353
CSL Ltd.	3,640	760,192
Dexus	119,299	917,812
Endeavour Group Ltd.	28,598	143,047
Fortescue Metals Group Ltd.	43,722	465,533
Goodman Group	44,189	679,656
GPT Group (The)	86,547	311,604
Macquarie Group Ltd. - ADR	2,747	354,802
Macquarie Group Ltd.	2,144	276,881
National Australia Bank Ltd.	36,653	722,533
Origin Energy Ltd.	164,204	550,674
REA Group Ltd.	2,913	327,956
Scentre Group	175,279	372,902
SEEK Ltd.	32,750	719,651
Stockland	100,899	319,834
Sydney Airport (a)	67,719	397,536
Transurban Group	77,465	780,403
Vicinity Centres	245,277	289,853
Wesfarmers Ltd.	24,534	975,393
Woolworths Group Ltd.	28,598	802,933
		13,570,187
AUSTRIA - 0.5%
Raiffeisen Bank International AG	36,856	963,835
Verbund AG	8,891	899,083
		1,862,918
BELGIUM - 0.4%
KBC Group N.V.	7,492	675,732
UCB S.A.	2,483	278,006
Umicore S.A.	6,207	367,160
		1,320,898

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
BRAZIL - 1.6%
Banco Bradesco S.A. - ADR	196,740	$753,514
Banco do Brasil S.A. - ADR	86,851	465,521
Banco Santander Brasil S.A. - ADR	119,591	782,125
BRF S.A. - ADR (a)	25,121	126,107
Cia Brasileira de Distribuicao - ADR (b)	17,197	80,998
Cia Energética de Minas Gerais - ADR	126,500	318,780
Gerdau S.A. - ADR	79,331	390,309
Natura & Co. Holding S.A. - ADR (a)(b)	18,044	300,433
Sendas Distribuidora S.A. - ADR	17,197	299,744
Suzano S.A. - ADR (a)	59,138	591,380
Telefónica Brasil S.A. - ADR	171,040	1,327,270
Ultrapar Participacoes S.A. - ADR	48,473	130,877
		5,567,058
CANADA - 6.9%
Bank of Montreal	12,001	1,196,860
Bank of Nova Scotia (The)	15,056	926,396
Cameco Corp.	12,370	268,800
Canadian Imperial Bank of Commerce	12,671	1,410,282
Canadian National Railway Co.	15,841	1,832,012
Canadian Pacific Railway Ltd.	16,665	1,084,392
CGI, Inc. (a)	8,100	686,556
Franco-Nevada Corp.	10,461	1,358,989
Gildan Activewear, Inc.	18,362	670,397
Kinross Gold Corp.	18,486	99,085
Manulife Financial Corp. (b)	75,463	1,451,908
Methanex Corp.	15,712	723,380
Nutrien Ltd.	5,829	377,894
Open Text Corp.	11,725	571,477
Restaurant Brands International, Inc.	11,589	709,131
Ritchie Bros. Auctioneers, Inc.	9,384	578,617
Royal Bank of Canada	32,068	3,190,125
Shaw Communications, Inc. - Class B	6,737	195,642
Shopify, Inc. - Class A (a)	463	627,726
Sun Life Financial, Inc.	11,714	602,685
Teck Resources Ltd. - Class B	44,613	1,111,310
Thomson Reuters Corp.	20,428	2,256,885

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CANADA - 6.9% (Continued)
Toronto-Dominion Bank (The)	26,902	$1,779,567
Wheaton Precious Metals Corp. (b)	22,043	828,376
		24,538,492
CAYMAN ISLANDS - 6.8%
51job, Inc. - ADR (a)	2,904	201,915
Alibaba Group Holding Ltd. - ADR (a)	19,924	2,949,748
Autohome, Inc. - ADR	11,232	527,118
Baidu, Inc. - ADR (a)	5,628	865,305
Baozun, Inc. - ADR (a)	12,780	224,033
BeiGene Ltd. - ADR (a)	1,977	717,651
China Literature Ltd. (a)	47,000	356,679
ENN Energy Holdings Ltd.	14,000	230,906
GDS Holdings Ltd. - ADR (a)(b)	4,041	228,761
Genscript Biotech Corp. (a)	190,000	729,184
Hello Group, Inc. - ADR	8,314	87,962
Hengan International Group Co. Ltd.	124,500	663,902
HUYA, Inc. - ADR (a)	14,507	120,988
JD.com, Inc. - ADR (a)	15,448	1,115,964
JOYY, Inc. - ADR (b)	4,385	240,430
Kingdee International Software Group Co. Ltd. (a)	100,000	332,963
Meituan - B Shares - ADR (a)	21,377	1,373,900
NetEase, Inc. - ADR	13,641	1,164,941
NIO, Inc. - ADR (a)	16,819	599,261
Noah Holdings Ltd. - ADR (a)	6,771	251,407
Shenzhou International Group Holdings Ltd.	48,000	1,018,716
Sunny Optical Technology Group Co. Ltd.	25,000	654,616
Tencent Holdings Ltd. - ADR	87,007	5,200,408
Tingyi Cayman Islands Holding Corp.	130,000	241,708
Trip.com Group Ltd. - ADR (a)	8,755	269,216
Vipshop Holdings Ltd. - ADR (a)	15,804	176,057
Weibo Corp. - ADR (a)	6,782	322,077
WuXi Biologics Cayman, Inc. (a)	108,000	1,751,774
XPeng, Inc. - ADR (a)	13,572	482,349
Zai Lab Ltd. (a)	2,031	214,047
ZTO Express Cayman, Inc. - ADR	31,282	959,106
		24,273,092

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CHILE - 0.3%
Enel Americas S.A. - ADR	53,811	$314,795
Sociedad Quimica y Minera de Chile S.A. - ADR	11,292	606,606
		921,401
CHINA - 2.6%
Agricultural Bank of China Ltd. - H Shares	1,300,000	446,585
ANTA Sports Products Ltd.	56,000	1,057,464
Bank of China Ltd. - H Shares	1,016,000	358,985
BYD Co. Ltd. - H Shares	14,500	450,690
China Life Insurance Co. Ltd. - H Shares	275,000	449,691
China Merchants Bank Co. Ltd. - H Shares	82,820	659,087
China Minsheng Banking Corp. Ltd. - H Shares	522,500	209,658
China Pacific Insurance Group Co. Ltd. - H Shares	127,400	378,298
China Resources Land Ltd.	134,000	563,954
China Vanke Co. Ltd. - H Shares	96,574	264,061
Haier Smart Home Co. Ltd. - H Shares	241,230	843,297
Industrial & Commercial Bank of China Ltd. - H Shares	743,000	411,858
Jiangsu Expressway Co. Ltd. - H Shares	272,000	274,840
New World Development Co. Ltd. (a)	72,768	295,963
Ping An Insurance Group Co. of China Ltd. - H Shares	130,318	891,285
Sinopharm Group Co. Ltd. - H Shares	357,200	936,056
Yum China Holdings, Inc.	16,507	959,222
		9,450,994
COLOMBIA - 0.3%
Bancolombia S.A. - ADR	34,647	1,199,479

DENMARK - 1.9%
Coloplast A/S - Series B	3,561	556,801
DSV A/S	4,551	1,089,333
Genmab A/S (a)	932	407,207
Novo Nordisk A/S - ADR	30,237	2,903,054
Orsted A/S	4,053	534,239
Pandora A/S	2,532	307,381
Vestas Wind Systems A/S	21,015	843,072
		6,641,087
FINLAND - 0.5%
Neste OYJ	9,891	557,908

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
FINLAND - 0.5% (Continued)
Nokia Corp. - ADR (a)	119,187	$649,569
UPM-Kymmene OYJ	14,351	507,882
		1,715,359
FRANCE - 6.3%
Accor S.A. (a)	7,593	270,713
Aeroports de Paris (a)	1,727	219,926
Air Liquide S.A. - ADR	2	64
Air Liquide S.A.	8,844	1,416,287
Atos SE	4,607	244,703
AXA S.A. - ADR	3,581	100,125
AXA S.A.	41,937	1,162,072
Capgemini SE - ADR	6,425	267,409
Capgemini SE	2,481	514,441
Cie de Saint-Gobain	10,059	676,860
Cie Generale des Etablissements Michelin SCA - ADR (b)	18,110	555,977
Cie Generale des Etablissements Michelin SCA	1,074	164,668
CNP Assurances	24,456	385,946
Covivio	5,514	463,325
Danone S.A. - ADR	11,880	160,974
Danone S.A.	5,973	407,178
Dassault Systemes SE - ADR	3,725	196,308
Dassault Systemes SE	15,295	804,811
Edenred	6,540	352,022
EssilorLuxottica S.A.	4,430	846,442
Faurecia SE	3,770	177,348
Gecina S.A.	2,427	326,481
Getlink SE	14,041	219,317
Groupe Bruxelles Lambert S.A.	6,989	768,668
Hermes International	830	1,145,043
Kering S.A.	1,378	978,623
Klepierre S.A. (a)	12,650	282,865
Legrand S.A.	10,029	1,074,476
L'Oreal S.A. - ADR	21,745	1,802,226
L'Oreal S.A.	1,380	570,981
Orange S.A. - ADR (b)	9,499	102,874
Publicis Groupe S.A.	8,339	560,129

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
FRANCE - 6.3% (Continued)
Renault S.A. (a)	6,593	$233,871
Sartorius Sedim Biotech	1,319	736,976
Schneider Electric SE	9,145	1,522,955
Solvay S.A.	2,892	358,703
Teleperformance	1,454	571,841
Unibail-Rodamco-Westfield (a)	3,126	230,048
Unibail-Rodamco-Westfield - CDI (a)	45,646	172,747
Valeo	9,455	263,837
Vivendi SE - ADR	5,023	179,522
Vivendi SE	17,630	221,934
Wendel SE	2,330	321,908
Worldline S.A. (a)	5,894	449,223
		22,482,847
GERMANY - 4.7%
adidas AG - ADR	2,402	379,804
adidas AG	1,323	415,712
Allianz SE - ADR	78,610	1,765,581
Allianz SE	880	197,137
BASF SE	3,984	301,992
Bayerische Moteren Werke AG - ADR (b)	2	65
Continental AG (a)	4,866	528,183
Covestro AG	7,156	487,629
Daimler AG	18,669	1,647,001
Delivery Hero SE (a)	163	20,789
Deutsche Boerse AG	3,878	629,195
Deutsche Post AG - ADR	14,832	935,751
Deutsche Post AG	10,161	637,118
Deutsche Telekom AG - ADR	30,009	604,681
Deutsche Telekom AG	25,629	513,908
Fraport AG Frankfurt Airport Services Worldwide (a)	10,208	706,665
Infineon Technologies AG - ADR	12,109	498,164
Infineon Technologies AG	8,718	356,508
Merck KGaA	2,316	501,215
Muenchener Rueckversicherungs-Gesellschaft AG - ADR (b)	18,890	517,208
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	487,559
Siemens AG	13,225	2,162,704

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
GERMANY - 4.7% (Continued)
Symrise AG	4,190	$549,123
Vitesco Technologies Group AG (a)	973	57,474
Vonovia SE	20,686	1,241,300
Zalando SE (a)	6,837	623,471
		16,765,937
HONG KONG - 2.7%
AAC Technologies Holdings, Inc.	33,423	158,055
AIA Group Ltd. - ADR	35,494	1,633,079
AIA Group Ltd.	57,569	662,290
China Conch Venture Holdings Ltd.	167,591	778,181
Geely Automobile Holdings Ltd.	90,000	258,352
Guangdong Investment Ltd.	134,000	174,886
Hong Kong Exchanges & Clearing Ltd.	26,978	1,657,795
Lenovo Group Ltd.	770,000	1,005,013
Link REIT	95,500	817,792
New China Life Insurance Co. Ltd. - H Shares	113,800	335,045
Sino Land Co. Ltd.	168,000	226,008
Swire Properties Ltd.	206,350	515,502
Techtronic Industries Co. Ltd.	24,500	484,153
Wharf Holdings Ltd. (The)	166,000	549,105
Zhongsheng Group Holdings Ltd.	70,000	561,129
		9,816,385
HUNGARY - 0.0% (c)
MOL Hungarian Oil & Gas plc - ADR	6,368	26,544

INDIA - 3.2%
Dr. Reddy's Laboratories Ltd. - ADR	14,524	946,093
HDFC Bank Ltd. - ADR	30,589	2,235,750
ICICI Bank Ltd. - ADR	144,722	2,730,904
Infosys Ltd. - ADR	142,558	3,171,916
Wipro Ltd. - ADR	254,466	2,246,935
		11,331,598
INDONESIA - 0.6%
Bank Mandiri Persero Tbk PT - ADR	87,101	742,101
Telkom Indonesia Persero Tbk PT - ADR	50,040	1,271,016
		2,013,117

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
IRELAND - 0.3%
CRH plc - ADR	14,500	$677,730
Smurfit Kappa Group plc	10,442	549,689
		1,227,419
ISRAEL - 0.5%
Check Point Software Technologies Ltd. (a)	4,857	549,036
CyberArk Software Ltd. (a)	2,299	362,828
ICL Group Ltd.	39,641	288,190
Nice Ltd. - ADR (a)(b)	2,630	747,025
		1,947,079
ITALY - 1.4%
Assicurazioni Generali S.p.A.	41,464	878,069
Enel S.p.A.	148,245	1,137,677
Intesa Sanpaolo S.p.A.	199,542	564,833
Mediobanca Banca di Credito Finanziario S.p.A. (a)	29,677	357,002
Moncler S.p.A.	7,061	430,603
Poste Italiane S.p.A.	32,728	449,364
Terna S.p.A.	78,333	555,848
UniCredit S.p.A.	37,450	495,543
		4,868,939
JAPAN - 15.7%
Advantest Corp.	4,800	427,730
Aeon Co. Ltd.	14,100	370,692
AGC, Inc.	10,000	515,327
Ajinomoto Co., Inc.	17,000	502,352
Asahi Kasei Corp.	50,000	535,808
Astellas Pharma, Inc.	24,700	406,542
Bridgestone Corp.	28,756	1,360,493
Canon, Inc.	34,400	841,709
Chugai Pharmaceutical Co. Ltd.	14,700	537,935
Dai Nippon Printing Co. Ltd.	61,618	1,484,557
Dai-ichi Life Holdings, Inc.	16,346	357,508
Daiichi Sankyo Co. Ltd. - ADR (b)	5,703	153,981
Daiichi Sankyo Co. Ltd.	23,430	622,802
Daiwa House Industry Co. Ltd.	17,000	566,700
Daiwa Securities Group, Inc.	52,000	303,097
Denso Corp.	10,000	652,979

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.7% (Continued)
East Japan Railway Co.	7,729	$546,238
ENEOS Holdings, Inc.	98,900	401,770
FANUC Corp. - ADR	10,090	222,484
FANUC Corp.	1,200	263,117
Fast Retailing Co. Ltd.	1,000	737,522
FUJIFILM Holdings Corp. - ADR	8,601	740,804
FUJIFILM Holdings Corp.	1,500	129,526
Fujitsu Ltd.	3,390	612,615
Honda Motor Co. Ltd.	17,400	534,947
Hoya Corp. - ADR	1,273	199,632
Hoya Corp.	6,861	1,070,455
Idemitsu Kosan Co. Ltd.	9,200	242,024
Japan Exchange Group, Inc.	12,400	307,523
Kao Corp.	8,000	476,113
KDDI Corp. - ADR	43,814	718,988
Keyence Corp.	3,600	2,148,755
Kintetsu Group Holdings Co. Ltd. (a)	12,091	410,117
Kubota Corp. - ADR	5,277	561,262
Kubota Corp.	24,000	510,788
Lixil Corp.	15,100	437,653
M3, Inc.	11,200	798,212
Medipal Holdings Corp.	800	15,056
Mitsubishi Corp.	30,400	954,643
Mitsubishi Estate Co. Ltd.	13,000	206,998
Mitsubishi UFJ Financial Group, Inc. - ADR	25,008	148,297
Mitsubishi UFJ Financial Group, Inc.	240,478	1,421,559
Mitsui & Co. Ltd. - ADR	1,204	530,347
Mitsui & Co. Ltd.	27,090	592,382
Mitsui OSK Lines Ltd.	15,000	1,006,620
Mizuho Financial Group, Inc.	68,700	971,919
Murata Manufacturing Co. Ltd. - ADR	916	20,198
Murata Manufacturing Co. Ltd.	12,900	1,141,047
Nidec Corp. - ADR	34,780	967,232
Nintendo Co. Ltd. - ADR	14,840	879,270
Nintendo Co. Ltd.	300	143,366
Nippon Prologis REIT, Inc. (a)	193	645,022

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.7% (Continued)
Nippon Telegraph & Telephone Corp.	12,900	$357,451
Nomura Holdings, Inc.	65,900	324,884
Nomura Real Estate Master Fund, Inc. (a)	222	319,522
Nomura Research Institute Ltd.	10,200	374,922
NSK Ltd.	55,000	376,076
Odakyu Electric Railway Co. Ltd. (a)	12,000	277,743
Omron Corp.	7,900	781,733
Oriental Land Co. Ltd.	2,960	478,861
PeptiDream, Inc. (a)	4,864	158,783
Pinduoduo, Inc. - ADR (a)(b)	7,848	711,578
Rakuten Group, Inc.	16,351	159,273
Recruit Holdings Co. Ltd.	20,650	1,262,260
Seibu Holdings, Inc. (a)	40,300	508,701
Seiko Epson Corp.	14,500	292,757
Sekisui House Ltd. - ADR (b)	21,690	457,225
Sekisui House Ltd.	8,000	167,529
Seven & i Holdings Co. Ltd.	17,400	792,132
Shimadzu Corp.	17,000	746,581
Shimano, Inc.	2,084	608,924
Shin-Etsu Chemical Co. Ltd.	6,100	1,029,500
Shiseido Co. Ltd. - ADR (b)	7,565	510,713
Shiseido Co. Ltd.	2,100	141,141
SMC Corp.	678	423,015
SoftBank Group Corp. - ADR (b)	12,750	370,260
SoftBank Group Corp.	14,400	832,116
Sony Group Corp. - ADR	23,139	2,558,711
Sumitomo Corp.	23,254	327,580
Sumitomo Metal Mining Co. Ltd.	8,000	289,287
Sumitomo Mitsui Financial Group, Inc. - ADR	58,630	410,996
Sumitomo Mitsui Financial Group, Inc.	9,700	341,243
Sumitomo Mitsui Trust Holdings, Inc.	22,000	757,688
Takeda Pharmaceutical Co. Ltd.	3,100	102,248
TDK Corp.	11,400	411,119
Terumo Corp.	10,972	518,085
Tokyo Electron Ltd. - ADR	1,464	161,918
Tokyo Electron Ltd.	1,900	839,387

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 15.7% (Continued)
Toppan, Inc.	62,000	$1,051,241
Toray Industries, Inc.	50,000	317,713
Toyota Motor Corp. - ADR (b)	11,838	2,104,205
Unicharm Corp.	6,900	305,756
USS Co. Ltd.	15,320	260,785
Yamaha Corp.	8,277	520,645
Yamaha Motor Co. Ltd.	10,400	289,537
Yaskawa Electric Corp.	6,600	316,925
Yokogawa Electric Corp.	15,500	270,347
		55,973,809
JERSEY - 0.9%
Experian plc - ADR	11,145	466,752
Ferguson plc	508	70,528
Ferguson plc	5,680	792,474
Glencore plc (a)	248,450	1,168,846
WPP plc - ADR	1,188	79,643
WPP plc	34,966	468,504
		3,046,747
LUXEMBOURG - 0.6%
ArcelorMittal S.A. - ADR	21,319	642,981
Aroundtown S.A.	56,076	386,256
Globant S.A. (a)	972	273,142
Tenaris S.A. - ADR (b)	26,739	564,460
Tenaris S.A.	35,185	370,070
		2,236,909
MEXICO - 1.1%
América Móvil S.A.B. de C.V. - Class L - ADR	6,638	117,293
Coca-Cola Femsa S.A.B. de C.V. - ADR	8,455	475,763
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,658	1,097,702
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (a)	2,661	309,528
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,169	592,603
Grupo Televisa S.A.B. - ADR	39,194	430,350
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,536	1,004,224
		4,027,463
NETHERLANDS - 3.9%
Adyen N.V. (a)	349	975,466

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
NETHERLANDS - 3.9% (Continued)
Akzo Nobel N.V. - ADR	9,200	$334,052
ASML Holding N.V. - ADR	6,611	4,925,922
ING Groep N.V. - ADR (b)	40,673	589,352
ING Groep N.V.	12,870	187,088
Koninklijke Ahold Delhaize N.V. - ADR	24,466	813,739
Koninklijke Ahold Delhaize N.V.	5,491	182,818
Koninklijke DSM N.V.	4,332	866,193
Koninklijke Philips N.V.	16,004	711,218
Koninklijke Vopak N.V.	6,800	267,905
NN Group N.V.	8,273	433,307
Prosus N.V. - ADR	4,090	65,604
Prosus N.V. (a)	8,287	663,221
QIAGEN N.V. (a)	7,847	405,533
Stellantis N.V.	42,053	801,362
STMicroelectronics N.V. - ADR	14,434	629,755
Universal Music Group N.V. (a)	17,630	471,991
Wolters Kluwer N.V.	5,108	541,366
		13,865,892
NEW ZEALAND - 0.1%
a2 Milk Co. Ltd. (The) (a)	47,163	208,899

NORWAY - 1.4%
Equinor ASA - ADR	158,981	4,054,015
Mowi ASA	10,838	274,996
Norsk Hydro ASA	112,833	842,210
		5,171,221
PAPUA NEW GUINEA - 0.3%
Oil Search Ltd.	348,382	1,083,702

PHILIPPINES - 0.3%
PLDT, Inc. - ADR	30,993	1,009,442

PORTUGAL - 0.3%
EDP - Energias de Portugal S.A.	50,604	265,797
Galp Energia SGPS S.A.	82,314	934,810
		1,200,607

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
RUSSIA - 0.2%
Mobile TeleSystems PJSC - ADR	86,910	$837,812

SINGAPORE - 0.9%
BOC Aviation Ltd.	45,200	377,145
CapitaLand Integrated Commercial Trust	387,425	576,848
CapitaLand Investment Ltd. (a)	183,000	458,201
City Developments Ltd.	51,000	258,092
DBS Group Holdings Ltd. - ADR	11,392	1,010,470
Keppel REIT	737	574
Venture Corp. Ltd.	30,000	394,275
		3,075,605
SOUTH AFRICA - 1.0%
FirstRand Ltd.	201,574	860,287
Gold Fields Ltd. - ADR (b)	27,396	222,455
Impala Platinum Holdings Ltd. - ADR	34,408	392,939
Mr Price Group Ltd.	46,588	624,936
MultiChoice Group Ltd.	40,877	311,575
Naspers Ltd. - Class N - ADR	25,395	844,638
Standard Bank Group Ltd.	37,895	358,800
		3,615,630
SOUTH KOREA - 4.3%
Hyundai Mobis Co. Ltd.	4,029	849,941
KB Financial Group, Inc. - ADR (b)	29,162	1,353,408
KT Corp. - ADR	39,515	538,194
LG Chem Ltd.	410	268,637
LG Display Co. Ltd. - ADR (a)	3	24
NAVER Corp.	3,825	1,253,092
POSCO - ADR	22,846	1,575,689
Samsung Electronics Co. Ltd.	88,827	5,505,167
Shinhan Financial Group Co. Ltd. - ADR	35,724	1,202,827
SK Hynix, Inc.	1,749	149,681
SK Telecom Co. Ltd. - ADR	56,068	1,687,647
Woori Financial Group, Inc. - ADR	39,921	1,153,717
		15,538,024
SPAIN - 1.9%
Aena SME S.A. (a)	2,879	497,839

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SPAIN - 1.9% (Continued)
Amadeus IT Group S.A. (a)	9,206	$605,423
Cellnex Telecom S.A.	3,788	233,628
Iberdrola S.A. - ADR	12,778	514,187
Iberdrola S.A.	45,814	460,854
Industria de Diseno Textil S.A. - ADR	6,572	120,793
Industria de Diseno Textil S.A.	35,166	1,293,805
Naturgy Energy Group S.A.	12,657	318,551
Repsol S.A.	140,542	1,834,353
Siemens Gamesa Renewable Energy S.A. (a)	9,325	236,986
Telefónica S.A. - ADR	34,242	161,280
Telefónica S.A.	75,459	354,055
		6,631,754
SWEDEN - 2.3%
Assa Abloy AB - Class B	14,650	425,039
Atlas Copco AB - A Shares	8,922	538,878
Atlas Copco AB - Class A - ADR	10,074	608,822
Boliden AB (a)	25,785	825,826
Essity AB - Series B	12,219	379,042
H & M Hennes & Mauritz AB - B Shares (a)	19,185	388,420
Hexagon AB - B Shares	58,429	903,976
ICA Gruppen AB	7,527	345,411
Kinnevik AB - Series B (a)	17,337	609,602
Lundin Energy AB	34,303	1,273,645
Sandvik AB - ADR	13,048	299,060
Sandvik AB	17,709	404,673
Svenska Cellulosa AB S.C.A. - Series B	16,418	254,502
Svenska Handelsbanken AB - A Shares	36,120	404,610
Telefonaktiebolaget LM Ericsson - B Shares	60,032	677,724
		8,339,230
SWITZERLAND - 6.0%
ABB Ltd. - ADR (b)	33,452	1,115,959
Adecco Group AG	3,938	197,342
Barry Callebaut AG	425	964,051
Coca-Cola HBC AG (a)	6,858	221,014
Credit Suisse Group AG - ADR (b)	11,870	117,038
Credit Suisse Group AG	51,770	511,360

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SWITZERLAND - 6.0% (Continued)
Geberit AG	2,043	$1,500,169
Givaudan S.A.	272	1,240,233
Groupe Bruxelles Lambert S.A.	2,460	270,998
Holcim Ltd. (a)	8,532	411,167
Logitech International S.A. (b)	4,649	409,809
Lonza Group AG - ADR (a)	1,070	80,057
Lonza Group AG	1,788	1,341,369
Nestlé S.A. - ADR	36,016	4,329,483
Partners Group Holding AG	644	1,005,181
Roche Holding AG - ADR	81,648	3,712,535
Sika AG	852	269,414
Swatch Group AG (The)	828	216,038
Swiss Re AG	6,747	575,932
Swisscom AG	1,946	1,120,030
Temenos AG	2,112	286,607
UBS Group AG	22,324	356,373
UBS Group AG	2	32
Zurich Insurance Group AG - ADR	24,700	1,014,182
Zurich Insurance Group AG	492	201,215
		21,467,588
TAIWAN - 4.7%
ASE Technology Holding Co. Ltd. - ADR	126,937	996,455
AU Optronics Corp. - ADR	157,981	993,700
Chunghwa Telecom Co. Ltd. - ADR	87,940	3,455,163
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,014	9,938,413
United Microelectronics Corp. - ADR	114,499	1,308,724
		16,692,455
TURKEY - 0.1%
Turkcell Iletisim Hizmetleri A.S. - ADR (b)	97,496	424,108

UNITED KINGDOM - 6.8%
3i Group plc	68,813	1,182,095
Antofagasta plc	47,452	862,099
Ashtead Group plc	11,037	834,403
AstraZeneca plc - ADR	42,278	2,539,217
Aviva plc	62,051	328,894

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 6.8% (Continued)
Barratt Developments plc	19,279	$170,438
Berkeley Group Holdings plc (a)	6,470	377,769
British Land Co. plc (The)	62,287	413,269
BT Group plc (a)	130,919	280,692
Burberry Group plc	13,434	326,969
Coca-Cola Europacific Partners plc	9,316	515,082
Compass Group plc (a)	35,682	729,808
GlaxoSmithKline plc - ADR (b)	34,232	1,308,005
Halma plc	17,839	680,507
HSBC Holdings plc - ADR	10,258	268,247
Informa plc (a)	99,047	728,457
InterContinental Hotels Group plc - ADR (a)	4,765	306,342
InterContinental Hotels Group plc (a)	732	46,744
ITV plc (a)	307,997	440,530
J Sainsbury plc	42,996	164,810
Kingfisher plc	106,863	482,412
Land Securities Group plc	27,778	258,850
Legal & General Group plc	210,040	789,213
Lloyds Banking Group plc	437,921	272,568
London Stock Exchange Group plc	7,929	794,626
Mondi plc	17,385	426,077
National Grid plc - ADR	2,629	156,767
NatWest Group plc	143,085	433,632
Ocado Group plc (a)	10,511	234,920
PEARSON plc - ADR	19,618	189,706
PEARSON plc	41,697	399,809
Prudential plc - ADR (b)	17,512	686,120
Reckitt Benckiser Group plc - ADR	34,350	542,730
Reckitt Benckiser Group plc	3,212	252,359
RELX plc - ADR	33,113	955,641
RELX plc	58,665	1,688,905
Rentokil Initial plc	62,540	491,160
Sage Group plc (The) - ADR	2,320	91,443
Sage Group plc (The)	33,781	321,681
Segro plc	65,385	1,049,994
Tesco plc - ADR	5,503	57,314

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 6.8% (Continued)
Tesco plc	36,317	$123,694
Unilever plc - ADR	19,812	1,074,207
United Utilities Group plc	13,042	169,762
		24,447,967
UNITED STATES - 0.0% (c)
Jackson Financial, Inc. - Class A (a)	876	22,766

TOTAL COMMON STOCKS (Cost $219,406,256)		$350,458,460

CORPORATE NOTES - 1.0%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	$290,000	$290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	870,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	480,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	450,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	120,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	499,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	400,000
TOTAL CORPORATE NOTES (Cost $3,400,000)				$3,399,000

RIGHTS - 0.0% (c)	Shares	Fair Value
AUSTRALIA - 0.0% (c)
Transurban Group (a) (Cost $5,262)	8,607	$6,531

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (e) (Cost $1,522,047)	1,522,047	$1,522,047

COLLATERAL FOR SECURITIES LOANED - 2.9%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (e)(f) (Cost $10,386,589)	10,386,589	$10,386,589

TOTAL INVESTMENTS - (Cost $234,720,154) - 102.4%		$365,772,627

LIABILITES IN EXESS OF OTHER ASSETS - (2.4%)		(8,480,207)

NET ASSETS - 100.0%		$357,292,420

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2021 was $10,065,113.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$290,000	$290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	870,000	0.3%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	480,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	120,000	120,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	500,000	499,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	400,000	0.1%
		$3,400,000	$3,399,000	1.0%

(e)	The rate shown is the 7-day effective yield as of September 30, 2021.
(f)	The security was purchased with cash collateral held from securities on loan.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

September 30, 2021 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 10.3%
Advertising & Marketing	0.3%
Cable & Satellite	0.3%
Entertainment Content	0.6%
Internet Media & Services	4.0%
Publishing & Broadcasting	0.5%
Telecommunications	4.6%
Consumer Discretionary - 11.1%
Apparel & Textile Products	1.5%
Automotive	3.5%
E-Commerce Discretionary	1.6%
Home Construction	1.0%
Leisure Facilities & Services	0.9%
Leisure Products	0.3%
Retail - Discretionary	2.0%
Wholesale - Discretionary	0.3%
Consumer Staples - 6.4%
Beverages	0.7%
Food	1.9%
Household Products	2.0%
Retail - Consumer Staples	1.5%
Wholesale - Consumer Staples	0.3%
Energy - 3.3%
Oil & Gas Producers	2.9%
Oil & Gas Services & Equipment	0.1%
Renewable Energy	0.3%
Financials - 17.7%
Asset Management	1.1%
Banking	10.7%
Institutional Financial Services	1.2%
Insurance	4.6%
Specialty Finance	0.1%

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

Common Stocks by Sector/Industry (Continued)	% of Net Assets
Health Care - 7.9%
Biotech & Pharma	4.9%
Health Care Facilities & Services	1.2%
Medical Equipment & Devices	1.8%
Industrials - 10.4%
Commercial Support Services	1.8%
Diversified Industrials	0.8%
Electrical Equipment	1.7%
Engineering & Construction	0.1%
Industrial Support Services	0.7%
Machinery	1.9%
Transportation & Logistics	3.4%
Materials - 8.3%
Chemicals	2.8%
Construction Materials	0.7%
Containers & Packaging	0.4%
Forestry, Paper & Wood Products	0.4%
Metals & Mining	2.7%
Steel	1.3%
Real Estate - 3.9%
Real Estate Owners & Developers	1.5%
REITs	2.4%
Technology - 17.0%
Semiconductors	5.7%
Software	1.2%
Technology Hardware	5.4%
Technology Services	4.7%
Utilities - 1.8%
Electric & Gas Marketing & Trading	0.2%
Electric Utilities	1.4%
Gas & Water Utilities	0.2%
98.1%

Schedule of Portfolio Investments
Praxis Value Index Fund
September 30, 2021 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc. (a)	10,229	$741,193

APPAREL & TEXTILE PRODUCTS - 0.7%
NIKE, Inc. - Class B	9,970	1,447,943
PVH Corp. (b)	6,540	672,246
VF Corp.	7,520	503,765
		2,623,954
ASSET MANAGEMENT - 0.8%
Ameriprise Financial, Inc.	1,540	406,745
BlackRock, Inc.	762	639,059
Charles Schwab Corp. (The)	30,770	2,241,287
		3,287,091
AUTOMOTIVE - 0.5%
BorgWarner, Inc.	14,870	642,533
Ford Motor Co. (b)	97,563	1,381,492
		2,024,025
BANKING - 8.8%
Bank of America Corp.	169,070	7,177,021
Citigroup, Inc.	53,446	3,750,840
Citizens Financial Group, Inc.	10,900	512,082
Comerica, Inc.	9,200	740,600
Fifth Third Bancorp	19,490	827,156
Huntington Bancshares, Inc.	33,170	512,808
JPMorgan Chase & Co.	74,775	12,239,920
KeyCorp	21,488	464,571
M&T Bank Corp.	7,616	1,137,373
People's United Financial, Inc.	32,700	571,269
PNC Financial Services Group, Inc. (The)	11,651	2,279,402
Regions Financial Corp.	24,860	529,767
Truist Financial Corp.	40,200	2,357,730
U.S. Bancorp	28,047	1,667,114
Zions Bancorp., N.A.	9,670	598,476
		35,366,129
BEVERAGES - 2.0%
Coca-Cola Co. (The)	79,950	4,194,977
PepsiCo, Inc.	25,859	3,889,452
		8,084,429

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 5.8%
AbbVie, Inc.	11,066	$1,193,689
Amgen, Inc.	9,544	2,029,532
Biogen, Inc. (b)	2,300	650,877
Bristol-Myers Squibb Co.	28,879	1,708,770
Eli Lilly & Co.	10,980	2,536,929
Gilead Sciences, Inc.	32,650	2,280,602
Johnson & Johnson	40,071	6,471,466
Merck & Co., Inc.	25,610	1,923,567
Moderna, Inc. (b)	2,780	1,069,911
Organon & Co.	37,554	1,231,396
Vertex Pharmaceuticals, Inc. (b)	1,570	284,782
Viatris, Inc.	69,350	939,693
Zoetis, Inc.	3,990	774,619
		23,095,833
CABLE & SATELLITE - 0.8%
Comcast Corp. - Class A	60,520	3,384,884

CHEMICALS - 3.5%
Air Products & Chemicals, Inc.	2,797	716,340
Celanese Corp.	4,040	608,586
Dow, Inc.	8,860	509,982
DuPont de Nemours, Inc.	12,548	853,138
Eastman Chemical Co.	3,900	392,886
International Flavors & Fragrances, Inc.	8,452	1,130,201
Linde plc	11,936	3,501,784
LyondellBasell Industries N.V. - Class A	57,850	5,429,222
Sherwin-Williams Co. (The)	2,880	805,622
		13,947,761
COMMERCIAL SUPPORT SERVICES - 1.9%
Republic Services, Inc.	25,760	3,092,746
Robert Half International, Inc.	8,160	818,693
Waste Management, Inc.	25,070	3,744,455
		7,655,894
CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc. (a)	2,140	731,195

CONTAINERS & PACKAGING - 0.4%
Ball Corp.	5,768	518,947

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.4% (Continued)
International Paper Co.	12,160	$679,987
WestRock Co.	10,430	519,727
		1,718,661
DIVERSIFIED INDUSTRIALS - 1.1%
Dover Corp.	5,253	816,841
Emerson Electric Co.	11,724	1,104,401
Illinois Tool Works, Inc. (a)	11,135	2,300,825
		4,222,067
ELECTRIC UTILITIES - 4.7%
AES Corp. (The)	27,234	621,752
Ameren Corp.	7,200	583,200
American Electric Power Co., Inc.	16,270	1,320,799
CMS Energy Corp.	12,530	748,417
Consolidated Edison, Inc.	26,561	1,928,063
DTE Energy Co.	4,170	465,831
Duke Energy Corp.	29,724	2,900,765
Edison International	11,827	656,044
Eversource Energy	10,350	846,216
NextEra Energy, Inc.	37,400	2,936,648
NRG Energy, Inc.	15,780	644,297
PPL Corp.	16,050	447,474
Sempra Energy	15,043	1,902,939
Southern Co. (The)	31,681	1,963,272
Xcel Energy, Inc.	14,114	882,125
		18,847,842
ELECTRICAL EQUIPMENT - 3.4%
Carrier Global Corp.	9,550	494,308
Johnson Controls International plc (a)	119,867	8,160,545
Keysight Technologies, Inc. (b)	4,270	701,518
Otis Worldwide Corp.	5,570	458,300
Rockwell Automation, Inc.	5,250	1,543,710
Roper Technologies, Inc.	2,520	1,124,248
Trane Technologies plc	7,740	1,336,311
		13,818,940
ENTERTAINMENT CONTENT - 2.6%
Activision Blizzard, Inc.	6,620	512,322
Discovery, Inc. (b)	19,010	482,474

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 2.6% (Continued)
Electronic Arts, Inc.	2,910	$413,947
Fox Corp. - Class A (a)	15,020	602,452
ViacomCBS, Inc. - Class B (a)	14,766	583,405
Walt Disney Co. (The) (b)	46,899	7,933,904
		10,528,504
FOOD - 2.4%
Campbell Soup Co.	24,510	1,024,763
Conagra Brands, Inc. (a)	16,070	544,291
General Mills, Inc.	33,564	2,007,799
Hershey Co. (The)	2,830	478,978
Hormel Foods Corp.	15,960	654,360
J.M. Smucker Co. (The) (a)	3,710	445,311
Kellogg Co. (a)	6,820	435,934
Kraft Heinz Co. (The)	15,150	557,823
McCormick & Co., Inc.	4,900	397,047
Mondelez International, Inc. - Class A	40,482	2,355,243
Tyson Foods, Inc. - Class A	9,110	719,143
		9,620,692
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	4,630	782,655
NiSource, Inc.	29,770	721,327
		1,503,982
HEALTH CARE FACILITIES & SERVICES - 4.6%
AmerisourceBergen Corp.	8,740	1,043,993
Anthem, Inc.	6,020	2,244,256
Cardinal Health, Inc.	20,270	1,002,554
Centene Corp. (b)	15,600	972,036
Cigna Corp.	8,662	1,733,786
CVS Health Corp.	40,634	3,448,201
HCA Healthcare, Inc.	4,100	995,152
Humana, Inc. (a)	1,420	552,593
IQVIA Holdings, Inc. (b)	2,920	699,457
Laboratory Corp. of America Holdings (b)	2,120	596,653
McKesson Corp.	5,714	1,139,257
Quest Diagnostics, Inc.	2,720	395,243
UnitedHealth Group, Inc.	9,750	3,809,715
		18,632,896

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS - 0.3%
Newell Brands, Inc. (a)	16,550	$366,417
Whirlpool Corp. (a)	3,500	713,510
		1,079,927
HOME CONSTRUCTION - 0.2%
Mohawk Industries, Inc. (b)	4,070	722,018

HOUSEHOLD PRODUCTS - 2.0%
Church & Dwight Co., Inc.	6,650	549,090
Estée Lauder Cos., Inc. (The) - Class A	5,290	1,586,630
Kimberly-Clark Corp.	3,750	496,650
Procter & Gamble Co. (The)	37,456	5,236,349
		7,868,719
INDUSTRIAL SUPPORT SERVICES - 0.2%
Fastenal Co.	4,760	245,664
W.W. Grainger, Inc.	1,090	428,435
		674,099
INSTITUTIONAL FINANCIAL SERVICES - 3.0%
Bank of New York Mellon Corp. (The)	38,024	1,971,164
CME Group, Inc.	9,190	1,777,162
Goldman Sachs Group, Inc. (The)	8,267	3,125,174
Intercontinental Exchange, Inc.	5,470	628,065
Morgan Stanley	29,931	2,912,586
Northern Trust Corp.	6,297	678,880
State Street Corp.	11,280	955,642
		12,048,673
INSURANCE - 5.4%
Aflac, Inc.	38,140	1,988,238
Allstate Corp. (The)	10,919	1,390,098
American International Group, Inc.	29,507	1,619,639
Arthur J. Gallagher & Co.	2,930	435,544
Assurant, Inc.	4,170	657,817
Berkley (W.R.) Corp.	11,170	817,421
Cincinnati Financial Corp. (a)	7,712	880,865
Globe Life, Inc.	6,860	610,746
Hartford Financial Services Group, Inc. (The)	23,910	1,679,677
Lincoln National Corp.	22,490	1,546,188
Loews Corp.	16,890	910,878
Marsh & McLennan Cos., Inc.	7,150	1,082,725

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
INSURANCE - 5.4% (Continued)
MetLife, Inc.	35,413	$2,186,044
Principal Financial Group, Inc.	11,170	719,348
Progressive Corp. (The)	12,410	1,121,740
Prudential Financial, Inc.	23,410	2,462,732
Travelers Cos., Inc. (The)	11,393	1,731,850
		21,841,550
INTERNET MEDIA & SERVICES - 0.5%
Booking Holdings, Inc. (b)	660	1,566,754
Expedia Group, Inc. (b)	3,040	498,256
		2,065,010
LEISURE FACILITIES & SERVICES - 2.1%
Carnival Corp. (a)(b)	28,663	716,861
Darden Restaurants, Inc.	4,210	637,689
Hilton Worldwide Holdings, Inc. (b)	6,420	848,146
Live Nation Entertainment, Inc. (a)(b)	6,190	564,095
Marriott International, Inc. - Class A (b)	8,550	1,266,169
McDonald's Corp.	9,980	2,406,278
Starbucks Corp.	13,490	1,488,082
Yum! Brands, Inc.	5,400	660,474
		8,587,794
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	6,490	579,038

MACHINERY - 1.3%
Deere & Co.	2,897	970,698
IDEX Corp.	2,840	587,738
Ingersoll-Rand, Inc. (b)	31,330	1,579,345
Stanley Black & Decker, Inc.	5,070	888,822
Xylem, Inc.	10,290	1,272,667
		5,299,270
MEDICAL EQUIPMENT & DEVICES - 4.9%
Abbott Laboratories	35,810	4,230,235
Baxter International, Inc.	17,182	1,381,948
Becton, Dickinson and Co.	7,110	1,747,780
Boston Scientific Corp. (b)	38,100	1,653,159
Cooper Cos., Inc. (The)	1,170	483,573
Danaher Corp.	6,410	1,951,460
DENTSPLY SIRONA, Inc.	8,810	511,420

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.9% (Continued)
Edwards Lifesciences Corp. (b)	5,460	$618,127
Illumina, Inc. (b)	2,520	1,022,137
Intuitive Surgical, Inc. (b)	410	407,602
Medtronic plc	11,300	1,416,455
Stryker Corp.	3,720	981,038
Teleflex, Inc.	1,370	515,874
Thermo Fisher Scientific, Inc.	1,954	1,116,379
Waters Corp. (b)	4,800	1,715,040
		19,752,227
METALS & MINING - 0.2%
Newmont Corp.	15,870	861,741

OIL & GAS PRODUCERS - 2.6%
ConocoPhillips	115,497	7,827,232
Valero Energy Corp.	38,560	2,721,179
		10,548,411
OIL & GAS SERVICES & EQUIPMENT - 1.5%
Baker Hughes Co.	80,150	1,982,110
Schlumberger Ltd.	139,496	4,134,661
		6,116,771
REAL ESTATE SERVICES - 1.2%
CBRE Group, Inc. - Class A (b)	50,110	4,878,710

REITS - 4.4%
American Tower Corp.	4,760	1,263,352
AvalonBay Communities, Inc.	5,900	1,307,676
Boston Properties, Inc. (a)	6,280	680,438
Crown Castle International Corp.	4,160	721,011
Digital Realty Trust, Inc.	5,980	863,811
Equinix, Inc.	910	719,018
Equity Residential	17,370	1,405,580
Federal Realty Investment Trust	5,670	669,003
Healthpeak Properties, Inc.	20,530	687,344
Host Hotels & Resorts, Inc. (b)	49,590	809,805
Iron Mountain, Inc. (a)	22,570	980,667
Kimco Realty Corp.	22,420	465,215
Prologis, Inc.	22,180	2,782,037

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
REITS - 4.4% (Continued)
Public Storage	1,920	$570,432
Realty Income Corp.	9,490	615,521
Regency Centers Corp.	9,230	621,456
Simon Property Group, Inc. (a)	3,119	405,377
Ventas, Inc.	10,570	583,570
Vornado Realty Trust	17,950	754,080
Welltower, Inc. (a)	9,100	749,840
		17,655,233
RETAIL - CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.	3,160	1,419,946
Dollar Tree, Inc. (b)	4,010	383,837
Kroger Co. (The) (a)	20,514	829,381
Target Corp.	3,350	766,380
Walgreen Boots Alliance, Inc.	23,650	1,112,733
Walmart, Inc.	35,430	4,938,233
		9,450,510
RETAIL - DISCRETIONARY - 1.6%
Genuine Parts Co.	4,570	554,021
Home Depot, Inc. (The)	6,312	2,071,977
Lowe's Cos., Inc.	3,930	797,240
Ross Stores, Inc.	9,950	1,083,058
TJX Cos., Inc. (The)	29,130	1,921,997
		6,428,293
SEMICONDUCTORS - 3.0%
Analog Devices, Inc.	4,430	741,936
Broadcom, Inc.	3,100	1,503,283
Intel Corp.	101,848	5,426,462
IPG Photonics Corp. (a)(b)	2,450	388,080
Micron Technology, Inc.	29,590	2,100,298
Texas Instruments, Inc.	10,140	1,949,009
		12,109,068
SOFTWARE - 1.2%
Microsoft Corp.	4,950	1,395,504
NortonLifeLock, Inc.	15,800	399,740
Oracle Corp.	20,392	1,776,755
salesforce.com, inc. (b)	1,770	480,060
Synopsys, Inc. (b)	2,040	610,796
		4,662,855

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 1.6%
American Express Co.	17,094	$2,863,758
Capital One Financial Corp.	12,040	1,950,119
Discover Financial Services	7,820	960,687
Synchrony Financial	15,070	736,621
		6,511,185
STEEL - 0.2%
Nucor Corp. (a)	6,590	649,049

TECHNOLOGY HARDWARE - 2.3%
Cisco Systems, Inc.	121,300	6,602,359
Corning, Inc.	14,610	533,119
HP, Inc.	36,560	1,000,281
Juniper Networks, Inc.	21,720	597,734
Western Digital Corp. (b)	11,965	675,305
		9,408,798
TECHNOLOGY SERVICES - 5.9%
Accenture plc - Class A	17,800	5,694,576
Automatic Data Processing, Inc.	5,210	1,041,583
Cognizant Technology Solutions Corp. - Class A	6,500	482,365
DXC Technology Co. (b)	15,380	516,922
Fidelity National Information Services, Inc.	16,860	2,051,525
Fiserv, Inc. (b)	8,970	973,245
FleetCor Technologies, Inc. (b)	2,190	572,181
Global Payments, Inc.	7,040	1,109,363
International Business Machines Corp.	24,782	3,442,963
Mastercard, Inc. - Class A	6,940	2,412,899
Paychex, Inc.	10,194	1,146,315
S&P Global, Inc. (a)	1,620	688,322
Visa, Inc. - Class A (a)	15,730	3,503,858
		23,636,117
TELECOMMUNICATIONS - 2.6%
AT&T, Inc.	172,926	4,670,731
Lumen Technologies, Inc. (a)	47,328	586,394
T-Mobile US, Inc. (b)	3,980	508,485
Verizon Communications, Inc.	89,000	4,806,890
		10,572,500
TRANSPORTATION & LOGISTICS - 2.1%
Alaska Air Group, Inc. (b)	9,130	535,018

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

COMMON STOCKS - 98.3% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.1% (Continued)
American Airlines Group, Inc. (a)(b)	23,560	$483,451
C.H. Robinson Worldwide, Inc. (a)	6,070	528,090
CSX Corp.	22,190	659,931
Delta Air Lines, Inc. (b)	11,410	486,180
FedEx Corp.	3,340	732,429
J.B. Hunt Transport Services, Inc.	4,690	784,262
Norfolk Southern Corp.	2,680	641,190
Southwest Airlines Co. (b)	8,950	460,298
Union Pacific Corp.	9,130	1,789,571
United Airlines Holdings, Inc. (b)	12,530	596,052
United Parcel Service, Inc. - Class B	4,000	728,400
		8,424,872
TRANSPORTATION EQUIPMENT - 0.2%
PACCAR, Inc.	5,090	401,703
Westinghouse Air Brake Technologies Corp. (a)	4,610	397,428
		799,131
WHOLESALE - CONSUMER STAPLES - 0.3%
Sysco Corp.	13,680	1,073,880

WHOLESALE - DISCRETIONARY - 0.2%
LKQ Corp. (b)	15,760	793,043

TOTAL COMMON STOCKS (COST $297,116,053)		$394,934,464

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$280,000	$280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	450,000	450,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	720,000	720,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	280,000	280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	280,000	279,440

Schedule of Portfolio Investments (Continued)
Praxis Value Index Fund

CORPORATE NOTES - 0.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9% (Continued)
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	$450,000	$450,000
TOTAL CORPORATE NOTES (COST $3,460,000)				$3,459,440

MONEY MARKET FUNDS - 0.7%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (d) (COST $2,662,640)	2,662,640	$2,662,640

COLLATERAL FOR SECURITIES LOANED - 7.0%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d)(e) (COST $28,307,708)	28,307,708	$28,307,708

TOTAL INVESTMENTS - (COST $331,546,401) - 106.9%		$429,364,252

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9%)		(27,759,728)

NET ASSETS - 100.0%		$401,604,524

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2021 was $27,006,226.
(b)	Non-income producing security.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$280,000	$280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	720,000	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	750,000	750,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	250,000	250,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	279,440	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	450,000	0.1%
		$3,460,000	$3,459,440	0.9%

(d)	The rate shown is the 7-day effective yield as of September 30, 2021.
(e)	The security was purchased with cash collateral held from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability

Schedule of Portfolio Investments
Praxis Growth Index Fund
September 30, 2021 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.7%
NIKE, Inc. - Class B	21,587	$3,135,080

ASSET MANAGEMENT - 0.5%
BlackRock, Inc.	2,233	1,872,728
T. Rowe Price Group, Inc.	1,940	381,598
		2,254,326
AUTOMOTIVE - 3.0%
Tesla, Inc. (a)	18,060	14,005,169

BANKING - 0.1%
SVB Financial Group (a)	800	517,504

BEVERAGES - 1.0%
Coca-Cola Co. (The)	30,210	1,585,118
PepsiCo, Inc.	19,670	2,958,565
		4,543,683
BIOTECH & PHARMA - 4.2%
AbbVie, Inc.	28,751	3,101,370
Amgen, Inc.	6,134	1,304,395
Biogen, Inc. (a)	1,280	362,227
Bristol-Myers Squibb Co.	28,376	1,679,008
Eli Lilly & Co.	10,580	2,444,509
Incyte Corp. (a)	8,757	602,306
Johnson & Johnson	20,108	3,247,442
Merck & Co., Inc.	24,871	1,868,061
Moderna, Inc. (a)	1,590	611,927
Organon & Co.	207	6,788
Regeneron Pharmaceuticals, Inc. (a)	2,501	1,513,555
Vertex Pharmaceuticals, Inc. (a)	5,704	1,034,649
Zoetis, Inc.	8,600	1,669,604
		19,445,841
CABLE & SATELLITE - 1.2%
Charter Communications, Inc. - Class A (a)(b)	3,722	2,707,978
Comcast Corp. - Class A	53,294	2,980,734
		5,688,712
CHEMICALS - 1.4%
Air Products & Chemicals, Inc.	4,148	1,062,344

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
CHEMICALS - 1.4% (Continued)
Dow, Inc.	8,087	$465,488
Ecolab, Inc.	2,074	432,678
Linde plc	11,878	3,484,767
Sherwin-Williams Co. (The)	3,471	970,943
		6,416,220
COMMERCIAL SUPPORT SERVICES - 0.2%
Waste Management, Inc.	6,124	914,681

CONTAINERS & PACKAGING - 0.2%
Ball Corp.	8,283	745,221

DIVERSIFIED INDUSTRIALS - 0.3%
Illinois Tool Works, Inc.	5,784	1,195,148

E-COMMERCE DISCRETIONARY - 6.5%
Amazon.com, Inc. (a)	8,700	28,579,848
eBay, Inc.	10,955	763,235
Etsy, Inc. (a)	3,530	734,099
		30,077,182
ELECTRIC UTILITIES - 0.3%
Eversource Energy	6,420	524,899
NextEra Energy, Inc.	11,334	889,946
		1,414,845
ELECTRICAL EQUIPMENT - 1.2%
Amphenol Corp. - Class A	7,872	576,466
Carrier Global Corp.	9,910	512,941
Generac Holdings, Inc. (a)	1,590	649,785
Keysight Technologies, Inc. (a)	4,941	811,757
Otis Worldwide Corp.	5,220	429,502
Rockwell Automation, Inc.	2,298	675,704
Roper Technologies, Inc.	1,699	757,975
TE Connectivity Ltd.	5,030	690,217
Trane Technologies plc	2,180	376,377
		5,480,724
ENTERTAINMENT CONTENT - 0.3%
Activision Blizzard, Inc.	160	12,382
Electronic Arts, Inc.	5,055	719,074

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 0.3% (Continued)
Walt Disney Co. (The) (a)	2,553	$431,891
		1,163,347
FOOD - 0.1%
General Mills, Inc.	8,970	536,585

GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	3,780	638,971

HEALTH CARE FACILITIES & SERVICES - 2.0%
AmerisourceBergen Corp.	190	22,695
Anthem, Inc.	1,300	484,640
Catalent, Inc. (a)	2,980	396,548
Cigna Corp.	60	12,010
DaVita, Inc. (a)	5,090	591,763
HCA Healthcare, Inc.	2,590	628,645
Henry Schein, Inc. (a)	8,130	619,181
Humana, Inc.	1,060	412,499
IQVIA Holdings, Inc. (a)	2,768	663,047
Laboratory Corp. of America Holdings (a)	1,440	405,274
McKesson Corp.	3,370	671,911
UnitedHealth Group, Inc.	11,450	4,473,973
		9,382,186
HOME CONSTRUCTION - 0.2%
D.R. Horton, Inc.	6,078	510,370
Masco Corp.	8,006	444,733
		955,103
HOUSEHOLD PRODUCTS - 1.3%
Church & Dwight Co., Inc.	6,461	533,485
Colgate-Palmolive Co.	9,857	744,992
Estée Lauder Cos., Inc. (The) - Class A	3,409	1,022,461
Procter & Gamble Co. (The)	26,417	3,693,097
		5,994,035
INDUSTRIAL SUPPORT SERVICES - 0.3%
Fastenal Co.	11,534	595,270
United Rentals, Inc. (a)	1,490	522,885
W.W. Grainger, Inc.	1,230	483,464
		1,601,619

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 0.2%
Intercontinental Exchange, Inc.	5,221	$599,475
Nasdaq, Inc.	2,270	438,156
		1,037,631
INSURANCE - 0.4%
Marsh & McLennan Cos., Inc.	8,240	1,247,783
Progressive Corp. (The)	7,258	656,051
		1,903,834
INTERNET MEDIA & SERVICES - 13.4%
Alphabet, Inc. - Class A (a)	5,155	13,781,996
Alphabet, Inc. - Class C (a)	7,156	19,072,958
Booking Holdings, Inc. (a)	445	1,056,372
Expedia Group, Inc. (a)	30	4,917
Facebook, Inc. - Class A (a)	59,345	20,141,100
Netflix, Inc. (a)	10,752	6,562,376
Twitter, Inc. (a)	19,770	1,193,910
		61,813,629
LEISURE FACILITIES & SERVICES - 1.0%
Chipotle Mexican Grill, Inc. (a)	617	1,121,410
Domino's Pizza, Inc.	1,410	672,514
McDonald's Corp.	4,737	1,142,138
Starbucks Corp.	14,692	1,620,674
Yum! Brands, Inc.	2,384	291,587
		4,848,323
MACHINERY - 0.6%
Deere & Co.	6,786	2,273,785
Xylem, Inc.	3,320	410,618
		2,684,403
MEDICAL EQUIPMENT & DEVICES - 5.9%
Abbott Laboratories	23,826	2,814,565
Agilent Technologies, Inc.	8,185	1,289,383
Align Technology, Inc. (a)	1,711	1,138,551
Bio-Rad Laboratories, Inc. - Class A (a)	1,000	745,950
Cooper Cos., Inc. (The)	1,161	479,853
Danaher Corp.	14,004	4,263,378
DexCom, Inc. (a)	2,750	1,503,865
Edwards Lifesciences Corp. (a)	7,610	861,528
Hologic, Inc. (a)	6,559	484,120
IDEXX Laboratories, Inc. (a)	2,060	1,281,114

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 5.9% (Continued)
Illumina, Inc. (a)	2,758	$1,118,672
Intuitive Surgical, Inc. (a)	360	357,894
Mettler-Toledo International, Inc. (a)	960	1,322,265
PerkinElmer, Inc.	4,400	762,476
ResMed, Inc.	3,458	911,356
Thermo Fisher Scientific, Inc.	10,795	6,167,507
Waters Corp. (a)	1,646	588,116
West Pharmaceutical Services, Inc.	2,490	1,057,105
		27,147,698
METALS & MINING - 0.1%
Newmont Corp.	6,860	372,498

REAL ESTATE SERVICES - 0.4%
CBRE Group, Inc. - Class A (a)	17,813	1,734,274

REITS - 1.3%
American Tower Corp.	5,412	1,436,399
Crown Castle International Corp.	6,699	1,161,071
Equinix, Inc.	1,687	1,332,949
Extra Space Storage, Inc.	2,720	456,933
Prologis, Inc.	3,257	408,525
Public Storage	2,570	763,547
SBA Communications Corp.	1,668	551,391
		6,110,815
RETAIL - CONSUMER STAPLES - 1.3%
Costco Wholesale Corp.	5,743	2,580,617
Dollar General Corp.	7,323	1,553,501
Target Corp.	8,164	1,867,679
		6,001,797
RETAIL - DISCRETIONARY - 3.0%
AutoZone, Inc. (a)	469	796,357
Bath & Body Works, Inc.	10,790	680,094
Home Depot, Inc. (The)	21,556	7,075,972
Lowe's Cos., Inc.	14,179	2,876,352
O'Reilly Automotive, Inc. (a)	1,750	1,069,355
Ross Stores, Inc.	2,715	295,528
TJX Cos., Inc. (The)	6,093	402,016

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 3.0% (Continued)
Tractor Supply Co. (b)	2,070	$419,403
Ulta Beauty, Inc. (a)	1,070	386,184
		14,001,261
SEMICONDUCTORS - 7.5%
Advanced Micro Devices, Inc. (a)	29,581	3,043,885
Analog Devices, Inc.	6,264	1,049,095
Applied Materials, Inc.	22,756	2,929,380
Broadcom, Inc.	6,519	3,161,259
KLA Corp.	4,142	1,385,540
Lam Research Corp.	3,673	2,090,488
Microchip Technology, Inc.	2,570	394,469
Monolithic Power Systems, Inc.	1,810	877,271
NVIDIA Corp.	61,236	12,685,650
QUALCOMM, Inc.	28,060	3,619,179
Texas Instruments, Inc.	15,207	2,922,937
Xilinx, Inc.	4,239	640,046
		34,799,199
SOFTWARE - 17.5%
Adobe, Inc. (a)	14,127	8,133,196
ANSYS, Inc. (a)	1,628	554,253
Autodesk, Inc. (a)	4,686	1,336,307
Cadence Design Systems, Inc. (a)	11,834	1,792,141
Citrix Systems, Inc.	962	103,290
Fortinet, Inc. (a)	4,150	1,211,966
Intuit, Inc.	8,000	4,316,080
Microsoft Corp.	168,288	47,443,753
Oracle Corp.	28,780	2,507,601
Paycom Software, Inc. (a)	1,270	629,602
salesforce.com, inc. (a)	25,477	6,909,872
ServiceNow, Inc. (a)	5,223	3,250,116
Synopsys, Inc. (a)	6,470	1,937,183
Tyler Technologies, Inc. (a)	1,360	623,764
		80,749,124
TECHNOLOGY HARDWARE - 11.1%
Apple, Inc.	351,448	49,729,892
Arista Networks, Inc. (a)	1,860	639,170
Cisco Systems, Inc.	7,030	382,643

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COMMON STOCKS - 99.0% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 11.1% (Continued)
Zebra Technologies Corp. - Class A (a)	1,267	$653,037
		51,404,742
TECHNOLOGY SERVICES - 8.0%
Accenture plc - Class A	18,389	5,883,009
Automatic Data Processing, Inc.	7,780	1,555,378
Broadridge Financial Solutions, Inc.	2,596	432,597
Fiserv, Inc. (a)	9,656	1,047,676
Gartner, Inc. (a)	1,430	434,548
IHS Markit Ltd.	6,627	772,841
Jack Henry & Associates, Inc. (b)	3,810	625,069
Mastercard, Inc. - Class A	16,976	5,902,216
Moody's Corp.	3,375	1,198,496
MSCI, Inc.	1,797	1,093,187
PayPal Holdings, Inc. (a)	33,047	8,599,160
S&P Global, Inc. (b)	6,654	2,827,218
Verisk Analytics, Inc.	3,035	607,819
Visa, Inc. - Class A (b)	27,913	6,217,621
		37,196,835
TELECOMMUNICATIONS - 0.2%
T-Mobile US, Inc. (a)	8,780	1,121,733

TRANSPORTATION & LOGISTICS - 1.7%
CSX Corp.	28,911	859,813
FedEx Corp.	4,000	877,160
J.B. Hunt Transport Services, Inc.	2,270	379,589
Norfolk Southern Corp.	2,169	518,933
Old Dominion Freight Line, Inc.	4,700	1,344,106
Union Pacific Corp.	6,861	1,344,825
United Parcel Service, Inc. - Class B	13,705	2,495,681
		7,820,107
WHOLESALE - DISCRETIONARY - 0.3%
Copart, Inc. (a)	5,108	708,582
Pool Corp.	1,190	516,948
		1,225,530

TOTAL COMMON STOCKS (COST $184,545,034)		$458,079,615

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	$550,000	$550,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	900,000	900,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	200,000	200,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	520,000	520,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	150,000	150,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	670,000	668,660
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	500,000	500,000
TOTAL CORPORATE NOTES (COST $4,040,000)				$4,038,660

MONEY MARKET FUNDS - 0.1%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (d) (COST $656,601)	656,601	$656,601

Schedule of Portfolio Investments (Continued)
Praxis Growth Index Fund

COLLATERAL FOR SECURITIES LOANED - 2.7%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d)(e) (COST $12,525,642)	12,525,642	$12,525,642

TOTAL INVESTMENTS - (COST $201,767,277) - 102.7%		$475,300,518

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%)		(12,641,857)

NET ASSETS - 100.0%		$462,658,661

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2021 was $12,126,488.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$550,000	$550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	900,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	200,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	520,000	520,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/24	12/12/19	150,000	150,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	668,660	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	500,000	0.1%
		$4,040,000	$4,038,660	0.9%

(d)	The rate shown is the 7-day effective yield as of September 30, 2021.
(e)	The security was purchased with cash collateral held from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2021 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
QuinStreet, Inc. (a)	7,790	$136,792

AEROSPACE & DEFENSE - 0.2%
Barnes Group, Inc.	2,800	116,844
Park Aerospace Corp.	12,250	167,580
		284,424
APPAREL & TEXTILE PRODUCTS - 1.2%
Fossil Group, Inc. (a)	15,270	180,949
Kontoor Brands, Inc. (b)	7,330	366,134
Movado Group, Inc.	6,810	214,447
Oxford Industries, Inc. (b)	3,465	312,439
Steven Madden Ltd.	11,935	479,310
Wolverine World Wide, Inc.	13,500	402,840
		1,956,119
ASSET MANAGEMENT - 0.4%
Blucora, Inc. (a)	15,340	239,151
BrightSphere Investment Group, Inc.	7,030	183,694
Virtus Investment Partners, Inc.	920	285,494
		708,339
AUTOMOTIVE - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	226,505
Dorman Products, Inc. (a)	4,390	415,601
Gentherm, Inc. (a)	4,820	390,083
Methode Electronics, Inc. (b)	8,170	343,548
Standard Motor Products, Inc.	3,290	143,806
		1,519,543
BANKING - 12.0%
Allegiance Bancshares, Inc.	6,260	238,819
Ameris Bancorp	10,274	533,015
Axos Financial, Inc. (a)	8,590	442,729
Banc of California, Inc.	10,340	191,187
BancFirst Corp.	4,170	250,700
Bancorp, Inc. (The) (a)	9,800	249,410
BankUnited, Inc. (b)	14,690	614,336
Banner Corp.	6,070	335,125
Berkshire Hills Bancorp, Inc. (b)	14,650	395,257
Cadence BanCorp.	22,220	487,951

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 12.0% (Continued)
Capitol Federal Financial, Inc.	21,140	$242,899
Central Pacific Financial Corp.	6,990	179,503
City Holding Co.	2,750	214,252
Columbia Banking System, Inc.	7,680	291,763
Community Bank System, Inc.	8,660	592,517
Customers Bancorp, Inc. (a)	9,930	427,189
CVB Financial Corp.	7,960	162,145
Dime Community Bancshares, Inc.	12,479	407,564
Eagle Bancorp, Inc.	5,790	332,925
FB Financial Corp.	3,776	161,915
First BanCorp.	38,970	512,455
First Bancorp/NC	5,760	247,738
First Commonwealth Financial Corp.	4,850	66,105
First Financial Bancorp	15,720	368,005
First Hawaiian, Inc.	23,640	693,834
First Midwest Bancorp, Inc.	7,440	141,434
Flagstar Bancorp, Inc.	6,160	312,805
Great Western Bancorp, Inc.	3,790	124,085
Hanmi Financial Corp.	9,870	197,992
Heritage Financial Corp.	6,310	160,905
Hilltop Holdings, Inc. (b)	6,640	216,929
HomeStreet, Inc.	5,810	239,082
Hope Bancorp, Inc.	22,210	320,712
Independent Bank Corp. (b)	5,580	424,917
Independent Bank Group, Inc.	4,980	353,779
Investors Bancorp, Inc.	24,820	375,030
Lakeland Financial Corp. (b)	3,600	256,464
Meta Financial Group, Inc.	6,750	354,240
National Bank Holdings Corp. - Class A	6,570	265,954
NBT Bancorp, Inc.	7,000	252,840
Northfield Bancorp, Inc.	14,500	248,820
Northwest Bancshares, Inc.	15,930	211,550
OFG Bancorp	7,240	182,593
Old National Bancorp	29,470	499,517
Pacific Premier Bancorp, Inc. (b)	15,026	622,677
Park National Corp. (b)	2,050	249,998
Preferred Bank	2,910	194,039
Provident Financial Services, Inc.	9,430	221,322

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 12.0% (Continued)
Renasant Corp.	9,410	$339,231
Seacoast Banking Corp. of Florida	8,510	287,723
ServisFirst Bancshares, Inc. (b)	10,670	830,126
Simmons First National Corp. - Class A (b)	11,420	337,575
Southside Bancshares, Inc.	4,987	190,952
Triumph Bancorp, Inc. (a)	5,040	504,655
TrustCo Bank Corp.	4,766	152,369
United Community Banks, Inc.	12,060	395,809
Veritex Holdings, Inc.	13,050	513,648
Westamerica Bancorp.	2,220	124,897
WSFS Financial Corp.	5,460	280,153
		19,024,160
BEVERAGES - 0.7%
Celsius Holdings, Inc. (a)(b)	5,710	514,414
Coca-Cola Consolidated, Inc. (b)	830	327,169
National Beverage Corp.	4,440	233,056
		1,074,639
BIOTECH & PHARMA - 2.3%
Cara Therapeutics, Inc. (a)	7,860	121,437
Coherus Biosciences, Inc. (a)(b)	11,690	187,858
Cytokinetics, Inc. (a)(b)	13,900	496,786
Eagle Pharmaceuticals, Inc. (a)	3,150	175,707
Enanta Pharmaceuticals, Inc. (a)	2,580	146,570
Endo International plc (a)	25,190	81,615
Heska Corp. (a)	1,950	504,153
Innoviva, Inc. (a)(b)	11,970	200,019
Ligand Pharmaceuticals, Inc. (a)	1,010	140,713
Organogenesis Holdings, Inc. (a)(b)	14,360	204,486
REGENXBIO, Inc. (a)	5,140	215,469
Supernus Pharmaceuticals, Inc. (a)	4,660	124,282
uniQure N.V. (a)	26,770	856,908
Vanda Pharmaceuticals, Inc. (a)(b)	10,890	186,655
		3,642,658
CHEMICALS - 3.4%
AdvanSix, Inc. (a)	7,480	297,330
Balchem Corp.	5,600	812,392
FutureFuel Corp. (b)	18,910	134,828
GCP Applied Technologies, Inc. (a)	6,470	141,823

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CHEMICALS - 3.4% (Continued)
H.B. Fuller Co.	10,240	$661,095
Innospec, Inc.	1,970	165,913
Lydall, Inc. (a)	1,890	117,350
Materion Corp.	2,060	141,398
Quaker Chemical Corp. (b)	2,730	648,976
Rogers Corp. (a)	3,610	673,193
Stepan Co.	3,960	447,242
Trinseo S.A.	11,030	595,399
WD-40 Co.	2,500	578,700
		5,415,639
COMMERCIAL SUPPORT SERVICES - 3.8%
ABM Industries, Inc.	13,350	600,883
AMN Healthcare Services, Inc. (a)	9,180	1,053,405
Brady Corp. - Class A	20,720	1,050,504
CorVel Corp. (a)	2,390	445,066
Harsco Corp. (a)	14,500	245,775
Heidrick & Struggles International, Inc.	6,300	281,169
Kelly Services, Inc. - Class A	11,930	225,238
Korn Ferry	8,880	642,557
TrueBlue, Inc. (a)	23,390	633,401
UniFirst Corp.	1,790	380,590
US Ecology, Inc. (a)	5,630	182,131
Viad Corp. (a)(b)	5,500	249,755
		5,990,474
CONSTRUCTION MATERIALS - 0.1%
Apogee Enterprises, Inc.	4,720	178,227

CONSUMER SERVICES - 1.3%
Adtalem Global Education, Inc. (a)	20,790	786,070
American Public Education, Inc. (a)	5,580	142,904
Medifast, Inc. (b)	1,800	346,752
Perdoceo Education Corp. (a)(b)	16,740	176,775
Regis Corp. (a)	39,730	138,260
Strategic Education, Inc.	4,060	286,230
WW International, Inc. (a)	6,740	123,005
		1,999,996
CONTAINERS & PACKAGING - 0.4%
Myers Industries, Inc.	16,320	319,382

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.4% (Continued)
O-I Glass, Inc. (a)	22,780	$325,071
		644,453
E-COMMERCE DISCRETIONARY - 0.3%
Liquidity Services, Inc. (a)	12,680	274,015
PetMed Express, Inc. (b)	8,210	220,603
		494,618
ELECTRIC UTILITIES - 0.3%
Avista Corp.	5,700	222,984
Unitil Corp.	7,690	328,978
		551,962
ELECTRICAL EQUIPMENT - 3.1%
AAON, Inc. (b)	8,190	535,135
Advanced Energy Industries, Inc. (b)	6,290	551,947
Alarm.com Holdings, Inc. (a)	7,330	573,133
Badger Meter, Inc.	6,300	637,182
FARO Technologies, Inc. (a)	5,290	348,135
Itron, Inc. (a)	8,320	629,242
Mesa Laboratories, Inc. (b)	1,460	441,446
OSI Systems, Inc. (a)	2,550	241,740
SPX Corp. (a)	7,870	420,651
Watts Water Technologies, Inc. - Class A	3,660	615,209
		4,993,820
ENGINEERING & CONSTRUCTION - 1.3%
Arcosa, Inc.	5,970	299,515
Comfort Systems USA, Inc.	5,920	422,214
Exponent, Inc.	5,980	676,637
Granite Construction, Inc.	7,530	297,811
Installed Building Products, Inc. (b)	3,410	365,382
		2,061,559
ENTERTAINMENT CONTENT - 0.1%
AMC Networks, Inc. - Class A (a)	4,380	204,064

FOOD - 0.8%
B&G Foods, Inc. (b)	10,010	299,199
J & J Snack Foods Corp.	1,360	207,835
Simply Good Foods Co. (The) (a)	10,360	357,317
TreeHouse Foods, Inc. (a)	6,440	256,827

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FOOD - 0.8% (Continued)
USANA Health Sciences, Inc. (a)(b)	2,410	$222,202
		1,343,380
FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
Boise Cascade Co. (b)	7,010	378,400
Domtar Corp. (a)	7,000	381,780
Glatfelter Corp.	11,660	164,406
Mercer International, Inc.	15,200	176,168
Neenah, Inc.	4,380	204,152
UFP Industries, Inc.	9,070	616,578
		1,921,484
GAS & WATER UTILITIES - 1.8%
American States Water Co.	9,030	772,246
California Water Service Group	18,130	1,068,401
Middlesex Water Co.	6,200	637,236
South Jersey Industries, Inc.	15,670	333,144
		2,811,027
HEALTH CARE FACILITIES & SERVICES - 3.7%
Addus HomeCare Corp. (a)	2,750	219,312
Community Health Systems, Inc. (a)(b)	11,490	134,433
Covetrus, Inc. (a)	21,810	395,633
Ensign Group, Inc. (The)	8,010	599,869
Fulgent Genetics, Inc. (a)	2,920	262,654
Joint Corp. (The) (a)	3,290	322,486
Magellan Health, Inc. (a)	4,370	413,183
MEDNAX, Inc. (a)	17,590	500,084
ModivCare, Inc. (a)	1,030	187,069
NeoGenomics, Inc. (a)(b)	17,840	860,602
Owens & Minor, Inc. (b)	12,410	388,309
Pennant Group, Inc. (The) (a)	4,650	130,619
Prestige Consumer Healthcare, Inc. (a)	6,630	372,009
RadNet, Inc. (a)	11,320	331,789
Select Medical Holdings Corp.	16,840	609,103
U.S. Physical Therapy, Inc.	2,080	230,048
		5,957,202
HOME & OFFICE PRODUCTS - 0.6%
HNI Corp. (b)	11,550	424,116
iRobot Corp. (a)(b)	3,560	279,460

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS - 0.6% (Continued)
Tupperware Brands Corp. (a)	12,090	$255,341
		958,917
HOME CONSTRUCTION - 2.2%
American Woodmark Corp. (a)	2,505	163,752
Cavco Industries, Inc. (a)(b)	1,500	355,110
Century Communities, Inc.	4,430	272,223
Interface, Inc.	24,160	366,024
LGI Homes, Inc. (a)(b)	3,980	564,802
M/I Homes, Inc. (a)	3,510	202,878
MDC Holdings, Inc.	10,555	493,130
Meritage Homes Corp. (a)	6,110	592,670
Patrick Industries, Inc.	4,460	371,518
PGT Innovations, Inc. (a)	9,950	190,045
		3,572,152
HOUSEHOLD PRODUCTS - 0.7%
Central Garden & Pet Co. (a)	4,610	221,280
Clearwater Paper Corp. (a)	6,100	233,813
e.l.f. Beauty, Inc. (a)	8,410	244,311
Inter Parfums, Inc.	2,400	179,448
Quanex Building Products Corp.	11,930	255,421
		1,134,273
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.8%
AZZ, Inc.	4,910	261,212
Chart Industries, Inc. (a)(b)	5,510	1,053,016
Gibraltar Industries, Inc. (a)	5,860	408,149
Insteel Industries, Inc.	5,610	213,461
Proto Labs, Inc. (a)	3,270	217,782
Raven Industries, Inc. (a)	9,680	557,665
Standex International Corp.	2,030	200,787
		2,912,072
INDUSTRIAL SUPPORT SERVICES - 1.0%
Applied Industrial Technologies, Inc.	8,380	755,290
DXP Enterprises, Inc. (a)	5,460	161,452
Resideo Technologies, Inc. (a)(b)	24,870	616,527
		1,533,269
INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Piper Sandler Cos. (b)	3,730	516,456

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
StoneX Group, Inc. (a)	2,410	$158,819
		675,275
INSURANCE - 1.7%
Ambac Financial Group, Inc. (a)	16,620	237,998
American Equity Investment Life Holding Co.	9,790	289,490
Assured Guaranty Ltd.	6,380	298,648
eHealth, Inc. (a)	4,420	179,010
Employers Holdings, Inc.	3,240	127,948
Genworth Financial, Inc. - Class A (a)	56,590	212,212
Horace Mann Educators Corp.	5,790	230,384
NMI Holdings, Inc. - Class A (a)	9,380	212,082
Palomar Holdings, Inc. (a)	2,530	204,500
ProAssurance Corp.	3,030	72,053
SelectQuote, Inc. (a)	19,170	247,868
Trupanion, Inc. (a)	4,550	353,399
		2,665,592
INTERNET MEDIA & SERVICES - 1.1%
HealthStream, Inc. (a)	5,690	162,620
Shutterstock, Inc.	3,610	409,085
Stamps.com, Inc. (a)	2,760	910,220
TechTarget, Inc. (a)(b)	2,580	212,644
		1,694,569
LEISURE FACILITIES & SERVICES - 1.7%
Bloomin’ Brands, Inc. (a)(b)	12,830	320,750
Brinker International, Inc. (a)	6,840	335,502
Cheesecake Factory, Inc. (The) (a)(b)	5,670	266,490
Chuy's Holdings, Inc. (a)	6,950	219,133
Cinemark Holdings, Inc. (a)(b)	24,860	477,561
Dave & Buster's Entertainment, Inc. (a)	5,980	229,213
Dine Brands Global, Inc. (a)	1,590	129,124
Red Robin Gourmet Burgers, Inc. (a)	9,670	222,990
Shake Shack, Inc. - Class A (a)(b)	5,830	457,422
		2,658,185
LEISURE PRODUCTS - 0.6%
LCI Industries (b)	4,750	639,493
Winnebago Industries, Inc. (b)	3,720	269,514
		909,007

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
MACHINERY - 2.5%
Alamo Group, Inc.	1,800	$251,154
Astec Industries, Inc.	2,380	128,068
Enerpac Tool Group Corp.	12,470	258,503
ESCO Technologies, Inc.	3,760	289,520
Federal Signal Corp.	5,840	225,541
Franklin Electric Co., Inc.	6,300	503,055
Hillenbrand, Inc.	4,920	209,838
John Bean Technologies Corp. (b)	5,325	748,429
Lindsay Corp.	3,140	476,620
SPX FLOW, Inc.	7,180	524,858
Tennant Co.	3,800	281,010
		3,896,596
MEDICAL EQUIPMENT & DEVICES - 3.7%
AngioDynamics, Inc. (a)	4,320	112,061
Avanos Medical, Inc. (a)(b)	13,540	422,448
BioLife Solutions, Inc. (a)	3,570	151,082
CONMED Corp. (b)	3,920	512,854
Cross Country Healthcare, Inc. (a)	7,760	164,822
Cutera, Inc. (a)	2,430	113,238
Glaukos Corp. (a)	7,100	342,007
Inogen, Inc. (a)	4,340	187,011
Integer Holdings Corp. (a)	4,160	371,654
Lantheus Holdings, Inc. (a)	10,663	273,826
LeMaitre Vascular, Inc.	2,750	145,997
Meridian Bioscience, Inc. (a)	8,520	163,925
Merit Medical Systems, Inc. (a)	8,020	575,836
Myriad Genetics, Inc. (a)(b)	13,280	428,811
Omnicell, Inc. (a)(b)	6,130	909,876
OraSure Technologies, Inc. (a)(b)	14,440	163,316
Tactile Systems Technology, Inc. (a)	3,830	170,244
Varex Imaging Corp. (a)	8,210	231,522
Vericel Corp. (a)(b)	8,820	430,416
		5,870,946
METALS & MINING - 0.8%
Arconic Corp. (a)(b)	14,750	465,215
Century Aluminum Co. (a)	14,780	198,791
Encore Wire Corp.	3,690	349,923

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
METALS & MINING - 0.8% (Continued)
Kaiser Aluminum Corp. (b)	1,740	$189,590
		1,203,519
OIL & GAS PRODUCERS - 1.0%
Penn Virginia Corp. (a)	13,370	356,578
Range Resources Corp. (a)(b)	55,450	1,254,833
		1,611,411
OIL & GAS SERVICES & EQUIPMENT - 1.7%
Core Laboratories N.V.	39,670	1,100,842
DMC Global, Inc. (a)	3,490	128,816
Matrix Service Co. (a)	96,680	1,011,273
NOW, Inc. (a)	35,760	273,564
U.S. Silica Holdings, Inc. (a)	16,680	133,273
		2,647,768
PUBLISHING & BROADCASTING - 0.7%
E.W. Scripps Co. (The) - Class A	9,180	165,791
Gannett Co., Inc. (a)	44,487	297,173
Meredith Corp. (a)	5,370	299,109
Scholastic Corp.	8,410	299,817
		1,061,890
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	5,140	216,394

REAL ESTATE SERVICES - 0.7%
Centerspace	3,050	288,225
Marcus & Millichap, Inc. (a)	3,450	140,139
RE/MAX Holdings, Inc. - Class A	4,650	144,894
Realogy Holdings Corp. (a)	32,310	566,717
		1,139,975
REITS - 8.9%
Acadia Realty Trust	17,540	357,991
Agree Realty Corp. (b)	9,030	598,057
Alexander & Baldwin, Inc.	14,570	341,521
American Assets Trust, Inc.	6,220	232,752
Armada Hoffler Properties, Inc.	12,440	166,323
ARMOUR Residential REIT, Inc. (b)	16,350	176,253
Brandywine Realty Trust (b)	55,840	749,373
CareTrust REIT, Inc.	12,440	252,781
Chatham Lodging Trust (a)	14,320	175,420

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 8.9% (Continued)
Community Healthcare Trust, Inc.	2,550	$115,234
DiamondRock Hospitality Co. (a)	41,780	394,821
Diversified Healthcare Trust	33,760	114,446
Easterly Government Properties, Inc. (b)	9,670	199,782
Essential Properties Realty Trust, Inc. (b)	14,970	417,962
Four Corners Property Trust, Inc.	13,440	360,998
Franklin Street Properties Corp.	32,340	150,058
Getty Realty Corp.	8,140	238,583
Global Net Lease, Inc. (a)	7,250	116,145
Hersha Hospitality Trust (a)	18,960	176,897
Independence Realty Trust, Inc.	16,080	327,228
Industrial Logistics Properties Trust	9,300	236,313
Innovative Industrial Properties, Inc. (b)	3,480	804,472
iStar, Inc. (b)	14,210	356,387
Kite Realty Group Trust	10,900	221,924
Lexington Realty Trust (b)	32,120	409,530
LTC Properties, Inc.	7,200	228,168
Mack-Cali Realty Corp. (a)	20,870	357,294
Matson, Inc.	7,900	637,609
Office Properties Income Trust	12,790	323,971
Retail Opportunity Investments Corp.	15,690	273,320
Retail Properties of America, Inc. - Class A	45,460	585,525
RPT Realty	19,470	248,437
Safehold, Inc. (b)	3,430	246,583
Saul Centers, Inc.	3,420	150,685
Service Properties Trust	28,290	317,131
SITE Centers Corp.	34,330	530,055
Summit Hotel Properties, Inc. (a)(b)	24,240	233,431
Tanger Factory Outlet Centers, Inc.	19,350	315,405
Two Harbors Investment Corp. (b)	31,850	201,929
Uniti Group, Inc.	35,680	441,362
Universal Health Realty Income Trust	3,390	187,365
Urstadt Biddle Properties, Inc. - Class A	16,730	316,699
Washington Real Estate Investment Trust (b)	21,530	532,868
Xenia Hotel & Resorts, Inc. (a)(b)	18,240	323,578
		14,142,666
RENEWABLE ENERGY - 0.3%
Green Plains, Inc. (a)(b)	3,630	118,520

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RENEWABLE ENERGY - 0.3% (Continued)
Renewable Energy Group, Inc. (a)	5,840	$293,168
		411,688
RETAIL - CONSUMER STAPLES - 0.5%
Big Lots, Inc.	5,740	248,886
PriceSmart, Inc.	2,690	208,610
SpartanNash Co. (b)	18,160	397,704
		855,200
RETAIL - DISCRETIONARY - 5.7%
Abercrombie & Fitch Co. - Class A (a)(b)	13,550	509,886
America's Car-Mart, Inc. (a)	2,800	326,984
Asbury Automotive Group, Inc. (a)	3,100	609,894
Barnes & Noble Education, Inc. (a)	10,510	104,995
Bed Bath & Beyond, Inc. (a)(b)	19,560	337,899
Boot Barn Holdings, Inc. (a)(b)	4,560	405,247
Buckle, Inc. (The) (b)	5,380	212,994
Caleres, Inc.	10,210	226,866
Chico's FAS, Inc. (a)(b)	40,780	183,102
Children's Place, Inc. (The) (a)(b)	4,250	319,855
Designer Brands, Inc. - Class A (a)	11,180	155,737
Ethan Allen Interiors, Inc. (b)	16,450	389,865
Genesco, Inc. (a)	3,300	190,509
GMS, Inc. (a)	7,050	308,790
Group 1 Automotive, Inc.	3,050	573,034
Guess?, Inc.	9,260	194,553
Hibbett, Inc. (b)	5,140	363,604
La-Z-Boy, Inc.	6,970	224,643
Lumber Liquidators Holdings, Inc. (a)(b)	8,400	156,912
Macy's, Inc. (b)	46,440	1,049,544
MarineMax, Inc. (a)(b)	3,780	183,406
Monro, Inc.	6,250	359,438
ODP Corp. (The) (a)	7,677	308,308
Sally Beauty Holdings, Inc. (a)(b)	15,060	253,761
Signet Jewelers Ltd. (b)	3,920	309,523
Sleep Number Corp. (a)	4,070	380,464
Sonic Automotive, Inc. - Class A (b)	4,410	231,701
Zumiez, Inc. (a)	4,180	166,197
		9,037,711

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 3.4%
Axcelis Technologies, Inc. (a)(b)	7,890	$371,067
CEVA, Inc. (a)	4,260	181,774
Cohu, Inc. (a)(b)	7,270	232,204
CTS Corp.	6,010	185,769
Diodes, Inc. (a)	6,230	564,376
FormFactor, Inc. (a)(b)	11,450	427,428
Kulicke & Soffa Industries, Inc.	9,850	574,058
MaxLinear, Inc. (a)	8,600	423,550
Onto Innovation, Inc. (a)(b)	12,417	897,128
Photronics, Inc. (a)	16,690	227,485
Power Integrations, Inc. (b)	6,080	601,859
Rambus, Inc. (a)(b)	13,445	298,479
Ultra Clean Holdings, Inc. (a)	5,050	215,130
Veeco Instruments, Inc. (a)(b)	8,620	191,450
		5,391,757
SOFTWARE - 2.3%
Agilysys, Inc. (a)	6,190	324,108
Allscripts Healthcare Solutions, Inc. (a)(b)	16,430	219,669
Bottomline Technologies (de), Inc. (a)	5,810	228,217
Digi International, Inc. (a)(b)	11,930	250,769
Donnelley Financial Solutions, Inc. (a)	6,550	226,761
Ebix, Inc.	7,800	210,054
LivePerson, Inc. (a)(b)	9,500	560,025
PDF Solutions, Inc. (a)	9,190	211,738
Progress Software Corp.	6,410	315,308
SPS Commerce, Inc. (a)	5,620	906,562
Tabula Rasa HealthCare, Inc. (a)	4,720	123,711
Xperi Holding Corp.	7,331	138,116
		3,715,038
SPECIALTY FINANCE - 2.5%
Apollo Commercial Real Estate Finance, Inc. (b)	31,690	469,963
Capstead Mortgage Corp.	27,500	183,975
Deluxe Corp.	8,680	311,525
Encore Capital Group, Inc. (a)	4,100	202,007
Enova International, Inc. (a)	7,260	250,833
Granite Point Mortgage Trust, Inc.	14,530	191,360
Invesco Mortgage Capital, Inc.	43,621	137,406
KKR Real Estate Finance Trust, Inc.	6,670	140,737

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SPECIALTY FINANCE - 2.5% (Continued)
Mr. Cooper Group, Inc. (a)(b)	10,090	$415,405
New York Mortgage Trust, Inc.	44,650	190,209
PennyMac Mortgage Investment Trust (b)	15,630	307,755
PRA Group, Inc. (a)	3,460	145,804
Redwood Trust, Inc.	19,810	255,351
Stewart Information Services Corp.	3,830	242,286
Walker & Dunlop, Inc.	4,340	492,590
World Acceptance Corp. (a)	600	113,748
		4,050,954
STEEL - 0.4%
Carpenter Technology Corp.	6,870	224,924
TimkenSteel Corp. (a)	17,280	226,022
Titan International, Inc. (a)	16,050	114,918
		565,864
TECHNOLOGY HARDWARE - 4.0%
3D Systems Corp. (a)	22,670	625,012
ADTRAN, Inc.	14,390	269,956
Benchmark Electronics, Inc.	7,800	208,338
CalAmp Corp. (a)	21,620	215,119
Comtech Telecommunications Corp. (b)	4,570	117,038
Daktronics, Inc. (a)	23,460	127,388
Extreme Networks, Inc. (a)	29,990	295,401
Fabrinet (a)	6,770	693,993
Harmonic, Inc. (a)	17,410	152,338
InterDigital, Inc.	2,370	160,733
Knowles Corp. (a)	18,120	339,569
NETGEAR, Inc. (a)(b)	4,710	150,296
Pitney Bowes, Inc.	62,140	448,029
Plantronics, Inc. (a)	5,500	141,405
Plexus Corp. (a)(b)	4,900	438,109
Sanmina Corp. (a)(b)	13,090	504,489
TTM Technologies, Inc. (a)	16,420	206,399
Universal Electronics, Inc. (a)	2,770	136,423
Viavi Solutions, Inc. (a)	37,780	594,657
Vicor Corp. (a)	4,440	595,670
		6,420,362
TECHNOLOGY SERVICES - 2.3%
CSG Systems International, Inc.	3,800	183,160

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 2.3% (Continued)
EVERTEC, Inc.	10,810	$494,233
ExlService Holdings, Inc. (a)	5,430	668,542
Green Dot Corp. - Class A (a)	7,600	382,508
Insight Enterprises, Inc. (a)(b)	8,860	798,109
Perficient, Inc. (a)(b)	5,160	597,012
TTEC Holdings, Inc.	3,630	339,514
Unisys Corp. (a)	10,560	265,478
		3,728,556
TELECOMMUNICATIONS - 1.0%
8x8, Inc. (a)(b)	16,250	380,088
Cogent Communications Holdings, Inc.	5,100	361,284
Consolidated Communications Holdings, Inc. (a)	29,970	275,424
Vonage Holdings Corp. (a)	39,210	632,065
		1,648,861
TRANSPORTATION & LOGISTICS - 2.3%
Allegiant Travel Co. (a)	1,900	371,412
ArcBest Corp.	6,890	563,395
Atlas Air Worldwide Holdings, Inc. (a)(b)	4,200	343,056
Bristow Group, Inc. (a)	8,623	274,470
Echo Global Logistics, Inc. (a)	6,670	318,226
Forward Air Corp.	4,620	383,552
Hawaiian Holdings, Inc. (a)	10,110	218,983
Heartland Express, Inc.	22,680	363,334
Hub Group, Inc. - Class A (a)	3,480	239,250
Marten Transport Ltd.	18,180	285,244
SkyWest, Inc. (a)	5,770	284,692
		3,645,614
TRANSPORTATION EQUIPMENT - 0.2%
Greenbrier Cos., Inc. (The)	6,020	258,800

WHOLESALE - CONSUMER STAPLES - 1.2%
Andersons, Inc. (The) (b)	30,340	935,382
Chefs' Warehouse, Inc. (The) (a)	9,000	293,130
United Natural Foods, Inc. (a)	14,890	720,974
		1,949,486
WHOLESALE - DISCRETIONARY - 1.1%
ePlus, Inc. (a)	2,280	233,951
G-III Apparel Group Ltd. (a)	9,060	256,398

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
WHOLESALE - DISCRETIONARY - 1.1% (Continued)
PC Connection, Inc.	2,970	$130,769
ScanSource, Inc. (a)	23,700	824,523
Veritiv Corp. (a)	3,640	325,998
		1,771,639

TOTAL COMMON STOCKS (COST $111,225,659)		$156,870,585

RIGHTS - 0.0% (c)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
Lantheus Holdings, Inc., CVR (a)(d) (Cost $0)	28,980	$2,608

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (e)	2.000%	06/15/22	$70,000	$70,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (e)	1.000%	06/14/24	100,000	100,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	06/17/24	60,000	60,000
Calvert Social Investment Foundation, Inc. (e)	3.000%	12/15/24	90,000	90,000
Calvert Social Investment Foundation, Inc. (e)	2.500%	06/13/25	150,000	149,700
Calvert Social Investment Foundation, Inc. (e)	2.500%	12/15/25	280,000	280,000
TOTAL CORPORATE NOTES (COST $1,409,999)				$1,409,700

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (f) (COST $648,010)	648,010	$648,010

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COLLATERAL FOR SECURITIES LOANED - 22.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (f)(g) (COST $35,474,101)	35,474,101	$35,474,101

TOTAL INVESTMENTS - (COST $148,757,769) - 122.2%		$194,405,004

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.2%)		(35,264,786)

NET ASSETS - 100.0%		$159,140,218

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2021 was $34,028,885.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $2,608 as of September 30, 2021, representing 0.0% (c) of net assets.
(e)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$70,000	$70,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	100,000	100,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	60,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	90,000	90,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	149,700	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	280,000	0.2%
		$1,410,000	$1,409,700	0.9%

(f)	The rate shown is the 7-day effective yield as of September 30, 2021.
(g)	The security was purchased with cash collateral held from securities on loan.

CVR - Contingent Value Right

plc - Public Liability Company

REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2021 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 70.4%
Praxis Impact Bond Fund - Class I	1,866,404	$20,175,823

EQUITY FUND - 29.6%
Praxis Growth Index Fund - Class I	64,762	2,578,820
Praxis International Index Fund - Class I	186,424	2,522,323
Praxis Small Cap Index Fund - Class I	57,333	734,437
Praxis Value Index Fund - Class I	160,662	2,652,527
		8,488,107

TOTAL AFFILIATED MUTUAL FUNDS (COST $23,519,445)		$28,663,930

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (b) (COST $6,088)	6,088	$6,088

TOTAL INVESTMENTS - (COST $23,525,533) - 100.0%		$28,670,018

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(14,041)

NET ASSETS - 100.0%		$28,655,977

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2021 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 40.4%
Praxis Impact Bond Fund - Class I	3,469,798	$37,508,517

EQUITY FUND - 59.6%
Praxis Growth Index Fund - Class I	364,189	14,501,987
Praxis International Index Fund - Class I	1,213,808	16,422,824
Praxis Small Cap Index Fund - Class I	746,247	9,559,421
Praxis Value Index Fund - Class I	903,680	14,919,750
		55,403,982

TOTAL AFFILIATED MUTUAL FUNDS (COST $65,039,769)		$92,912,499

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (b) (COST $456)	456	$456

TOTAL INVESTMENTS - (COST $65,040,225) - 100.0%		$92,912,955

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(46,406)

NET ASSETS - 100.0%		$92,866,549

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2021 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.1%	Shares	Fair Value
DEBT FUND - 20.3%
Praxis Impact Bond Fund - Class I	1,780,653	$19,248,858

EQUITY FUND - 79.8%
Praxis Growth Index Fund - Class I	478,989	19,073,326
Praxis International Index Fund - Class I	1,660,837	22,471,129
Praxis Small Cap Index Fund - Class I	1,148,814	14,716,303
Praxis Value Index Fund - Class I	1,188,455	19,621,394
		75,882,152

TOTAL AFFILIATED MUTUAL FUNDS (COST $60,807,062)		$95,131,010

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 0.03% (b) (COST $888)	888	$888

TOTAL INVESTMENTS - (COST $60,807,950) - 100.1%		$95,131,898

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(49,582)

NET ASSETS - 100.0%		$95,082,316

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2021.